                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-5514

                      (Investment Company Act File Number)

                               MTB Group of Funds
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           C. Grant Anderson, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  4/30/07

              Date of Reporting Period:  Fiscal year ended 4/30/07

ITEM 1.     REPORTS TO STOCKHOLDERS

[Logo MTB GROUP OF FUNDS]

Managed by MTB Investment Advisors, Inc.

ANNUAL REPORT: April 30, 2007

MTB Funds

U.S. Treasury Money Market Fund
U.S. Government Money Market Fund
Tax-Free Money Market Fund
Money Market Fund
Prime Money Market Fund
New York Tax-Free Money Market Fund
Pennsylvania Tax-Free Money Market Fund

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which is not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period[1]
U.S. TREASURY MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,022.00	$ 3.66
Class S Shares	$ 1,000	$ 1,020.70	$ 5.01
Institutional I Shares	$ 1,000	$ 1,023.20	$ 2.46
Institutional II Shares	$ 1,000	$ 1,022.50	$ 3.21
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.17	$ 3.66
Class S Shares	$ 1,000	$ 1,019.84	$ 5.01
Institutional I Shares	$ 1,000	$ 1,022.36	$ 2.46
Institutional II Shares	$ 1,000	$ 1,021.62	$ 3.21
U.S. GOVERNMENT MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,022.80	$ 3.51
Institutional I Shares	$ 1,000	$ 1,024.00	$ 2.31
Institutional II Shares	$ 1,000	$ 1,023.50	$ 2.81
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.32	$ 3.51
Institutional I Shares	$ 1,000	$ 1,022.51	$ 2.31
Institutional II Shares	$ 1,000	$ 1,022.02	$ 2.81
TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,013.90	$ 4.04
Institutional I Shares	$ 1,000	$ 1,015.90	$ 2.05
Institutional II Shares	$ 1,000	$ 1,015.20	$ 2.80
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.78	$ 4.06
Institutional I Shares	$ 1,000	$ 1,022.76	$ 2.06
Institutional II Shares	$ 1,000	$ 1,022.02	$ 2.81
MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,023.50	$ 3.21
Class A2 Shares	$ 1,000	$ 1,024.30	$ 2.41
Class B Shares	$ 1,000	$ 1,019.50	$ 7.11
Class S Shares	$ 1,000	$ 1,022.00	$ 4.66
Institutional I Shares	$ 1,000	$ 1,024.50	$ 2.16
Institutional II Shares	$ 1,000	$ 1,024.00	$ 2.66
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.62	$ 3.21
Class A2 Shares	$ 1,000	$ 1,022.41	$ 2.41
Class B Shares	$ 1,000	$ 1,017.75	$ 7.10
Class S Shares	$ 1,000	$ 1,020.18	$ 4.66
Institutional I Shares	$ 1,000	$ 1,022.66	$ 2.16
Institutional II Shares	$ 1,000	$ 1,022.17	$ 2.66
PRIME MONEY MARKET FUND
Actual
Corporate Shares	$ 1,000	$ 1,024.70	$ 1.91
Hypothetical (assuming a 5% return before expenses)
Corporate Shares	$ 1,000	$ 1,022.91	$ 1.91
NEW YORK TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,014.30	$ 3.60
Institutional I Shares	$ 1,000	$ 1,015.40	$ 2.45
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.22	$ 3.61
Institutional I Shares	$ 1,000	$ 1,022.36	$ 2.46
PENNSYLVANIA TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,014.20	$ 3.80
Institutional I Shares	$ 1,000	$ 1,015.20	$ 2.80
Institutional II Shares	$ 1,000	$ 1,014.80	$ 3.30
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.03	$ 3.81
Institutional I Shares	$ 1,000	$ 1,022.02	$ 2.81
Institutional II Shares	$ 1,000	$ 1,021.52	$ 3.31

(1) Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

U.S. TREASURY MONEY MARKET FUND
Class A Shares	0.73%
Class S Shares	1.00%
Institutional I Shares	0.49%
Institutional II Shares	0.64%
U.S. GOVERNMENT MONEY MARKET FUND
Class A Shares	0.70%
Institutional I Shares	0.46%
Institutional II Shares	0.56%
TAX-FREE MONEY MARKET FUND
Class A Shares	0.81%
Institutional I Shares	0.41%
Institutional II Shares	0.56%
MONEY MARKET FUND
Class A Shares	0.64%
Class A2 Shares	0.48%
Class B Shares	1.42%
Class S Shares	0.93%
Institutional I Shares	0.43%
Institutional II Shares	0.53%
PRIME MONEY MARKET FUND
Corporate Shares	0.38%
NEW YORK TAX-FREE MONEY MARKET FUND
Class A Shares	0.72%
Institutional I Shares	0.49%
PENNSYLVANIA TAX-FREE MONEY MARKET FUND
Class A Shares	0.76%
Institutional I Shares	0.56%
Institutional II Shares	0.66%

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB U.S. Treasury Money Market Fund

At April 30, 2007, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
U.S. Treasury Securities	46.4%
Cash Equivalents[1]	53.8%
Other Assets and Liabilities -- Net[2]	(0.2)%

TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
U.S. TREASURY -- 46.4%
U.S. TREASURY BILLS -- 34.7%
[1] United States Treasury Bills, 4.880% -- 4.985%, 5/3/2007 -- 10/11/2007	$300,000,000	$297,062,816

U.S. TREASURY NOTES -- 11.7%
United States Treasury Notes, 4.375%, 5/15/2007 -- 1/31/2008	100,000,000	99,742,412

TOTAL U.S. TREASURY		$396,805,228

REPURCHASE AGREEMENTS -- 53.8%
Interest in $170,000,000 repurchase agreement 5.080%, dated 4/30/2007 under which J.P. Morgan Chase Securities, Inc. will repurchase a U.S. Treasury security maturing on 4/30/2009 for $170,023,989 on 5/1/2007. The market value of the underlying security at the end of the period was $173,379,900.	170,000,000	170,000,000
Interest in $38,000,000 repurchase agreement 5.050%, dated 4/30/2007 under which Goldman Sachs & Co. will repurchase a U.S. Treasury security maturing on 1/31/2012 for $38,005,331 on 5/1/2007. The market value of the underlying security at the end of the period was $38,736,282.	38,000,000	38,000,000
Interest in $210,000,000 repurchase agreement 5.100%, dated 4/30/2007 under which Morgan Stanley & Co. will repurchase U.S. Treasury securities with various maturities to 8/15/2011 for $210,029,750 on 5/1/2007. The market value of the underlying securities at the end of the period was $214,169,903.	$210,000,000	$210,000,000
Interest in $42,237,000 repurchase agreement 4.700%, dated 4/30/2007 under which State Street Corp. will repurchase a U.S. Treasury security maturing on 8/15/2008 for $42,242,514 on 5/1/2007. The market value of the underlying security at the end of the period was $43,126,295.	42,237,000	42,237,000

TOTAL REPURCHASE AGREEMENTS		$460,237,000

TOTAL INVESTMENTS -- 100.2% (AT AMORTIZED COST)		$857,042,228

OTHER ASSETS AND LIABILITIES -- NET -- (0.2)%		$(1,436,247)

TOTAL NET ASSETS -- 100%		$855,605,981

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB U.S. Government Money Market Fund

At April 30, 2007, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
U.S. Government Agency Securities	74.1%
Cash Equivalents[1]	26.2%
Other Assets and Liabilities -- Net[2]	(0.3)%

TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
GOVERNMENT AGENCIES -- 74.1%
FEDERAL FARM CREDIT SYSTEM -- 15.9%
[2] Floating Rate Notes, 5.180% -- 5.210%, 5/1/2007 -- 5/26/2007	$400,000,000	$399,981,419

FEDERAL HOME LOAN MORTGAGE CORPORATION -- 33.3%
[1] Discount Notes, 4.990% -- 5.105%, 5/15/2007 -- 12/26/2007	499,632,000	490,012,296
[2] Floating Rate Notes, 5.170%, 5/26/2007	350,000,000	349,866,858

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$839,879,154

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 24.9%
[1] Discount Notes, 5.090% -- 5.255%, 5/2/2007 -- 7/18/2007	630,333,000	626,830,907

TOTAL GOVERNMENT AGENCIES		$1,866,691,480

REPURCHASE AGREEMENTS -- 26.2%
Interest in $600,000,000 repurchase agreement 5.080%, dated 4/30/2007, under which J.P. Morgan Chase Securities, Inc. will repurchase a U.S. Treasury security with a maturity of 4/30/2009 for $600,084,667 on 5/1/2007. The market value of the underlying security at the end of the period was $611,928,472.	$600,000,000	$600,000,000
Interest in $61,327,000 repurchase agreement 4.700%, dated 4/30/2007, under which State Street Corp. will repurchase U.S. Treasury securities with various maturities to 12/31/2008 for $61,335,007 on 5/1/2007. The market value of the underlying securities at the end of the period was $62,615,699.	61,327,000	61,327,000

TOTAL REPURCHASE AGREEMENTS		$661,327,000

TOTAL INVESTMENTS -- 100.3% (AT AMORTIZED COST)		$2,528,018,480

OTHER ASSETS AND LIABILITIES -- NET -- (0.3)%		$(8,556,552)

TOTAL NET ASSETS -- 100%		$2,519,461,928

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Tax-Free Money Market Fund

At April 30, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
Development	21.4%
Utilities	20.9%
General Obligation	11.8%
General	10.2%
Pollution	9.9%
Higher Education	9.4%
Medical	8.7%
Transportation	3.2%
School District	2.2%
Multifamily Housing	1.8%
Other Assets and Liabilities -- Net[2]	0.5%

TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
[3,4]SHORT-TERM MUNICIPALS -- 99.5%
COLORADO -- 3.3%
Colorado Springs, CO Utility System, Lien -- (Series A), Weekly VRDNs (Dexia Credit Local LIQ), 3.900%, 5/3/2007	$3,000,000	$3,000,000

FLORIDA -- 1.3%
Dade County, FL Water & Sewer System Weekly VRDNs (FGIC INS)/(Commerzbank AG, Frankfurt LIQ), 3.960%, 5/2/2007	1,200,000	1,200,000

GEORGIA -- 1.8%
DeKalb County, GA MFH, Winterscreek Apts Weekly VRDNs (FNMA COL), 3.980%, 5/2/2007	1,600,000	1,600,000

INDIANA -- 6.4%
Elkhart County, IN, Hubbard Hill Estates Weekly VRDNs (Fifth Third Bank INV), 3.980%, 5/4/2007	1,830,000	1,830,000
Mt. Vernon, IN, Pollution Control Revenue Bonds Daily VRDNs (General Electric Co.), 4.120%, 5/1/2007	4,000,000	4,000,000

TOTAL INDIANA		$5,830,000

KENTUCKY -- 3.0%
Louisville & Jefferson County, KY Regional Airport Authority, Revenue Bonds (Series C), Daily VRDNs (United Parcel Service, Inc.), 4.120%, 5/1/2007	2,700,000	2,700,000

MARYLAND -- 1.1%
Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Bank of America N.A. LIQ), 3.930%, 5/3/2007	$1,032,000	$1,032,000

MONTANA -- 1.1%
Montana State Health Facilities Authority, Revenue Bond Weekly VRDNs (FGIC INS)/ (Wells Fargo Bank, SPA), 3.950%, 5/3/2007	1,000,000	1,000,000

NEVADA -- 2.2%
Clark County, NV, Motor Vehicle Fuel, 3.73% CP (Landesbank Hessen-Thueringen LOC), Mandatory Tender 6/12/2007	2,000,000	2,000,000

NEW YORK -- 17.3%
Clarence, NY CSD, 4.50% TANs, 6/29/2007	2,000,000	2,002,339
New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Sub Series C-4), Daily VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ), 4.010%, 5/1/2007	1,000,000	1,000,000
New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Sub Series 2-F), Daily VRDNs (Bayerische Landesbank (GTD) LIQ), 3.990%, 5/1/2007	2,500,000	2,500,000
New York City, NY, (2004 Series A-6), Weekly VRDNs (Landesbank Baden-Wuerttemberg (GTD) LOC), 3.880%, 5/2/2007	1,000,000	1,000,000
New York State Power Authority, (Baden Bayerische, Bank of New York, BNP Paribas, JP Morgan, State Street, Wachovia, LOCs) 3.55% CP, Mandatory Tender 5/1/2007	5,000,000	5,000,000
Suffolk County, NY, 4.25% TRANs, 8/16/2007	$3,000,000	$3,006,615
Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000A), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.930%, 5/2/2007	1,150,000	1,150,000

TOTAL NEW YORK		$15,658,954

NORTH CAROLINA -- 1.8%
Durham, NC Water & Sewer Utility System, Refunding Revenue Bonds Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.960%, 5/2/2007	1,600,000	1,600,000

OREGON -- 1.8%
Port Portland, OR Special Obligation, Refunding Revenue Bonds Daily VRDNs (Bank of America N.A. LOC), 4.080%, 5/1/2007	1,600,000	1,600,000

PENNSYLVANIA -- 50.9%
Allegheny County Sanitation Authority, Revenue Bonds, 6.00% Bonds (MBIA Insurance Corp. INS)/(PRF 12/1/2007@102), 12/1/2019	2,500,000	2,583,711
Allegheny County, PA HDA, (Series A), 6.00% Bonds (MBIA Insurance Corp. LOC)/ (PRF 9/1/2007@100), 9/1/2010	2,500,000	2,520,257
Allegheny County, PA Higher Education Building Authority, (Series 1998), Daily VRDNs (Carnegie Mellon University)/(Landesbank Hessen-Thueringen (GTD) SA), 4.000%, 5/1/2007	2,850,000	2,850,000
Allegheny County, PA IDA Weekly VRDNs (Western PA Humane Society)/(National City Bank, Pennsylvania LOC), 4.060%, 5/3/2007	1,525,000	1,525,000
Allentown, PA Commercial and IDA, (Series 1999), Daily VRDNs (Diocese of Allentown)/(Wachovia Bank N.A. LOC), 4.000%, 5/1/2007	1,455,000	1,455,000
Beaver County, PA IDA, Refunding Revenue Bond Weekly VRDNs (Atlantic Richfield -- GTD)/(BP PLC GTD), 3.950%, 5/2/2007	1,600,000	1,600,000
Chester County, PA IDA, (Series of 2001), Daily VRDNs (Archdiocese of Philiadelphia)/ (Wachovia Bank N.A. LOC), 4.000%, 5/1/2007	3,150,000	3,150,000
Delaware County, PA IDA, Weekly VRDNs, (Scott Paper Co.) 3.950%, 5/2/2007	1,005,000	1,005,000
Delaware County, PA PCR, (Series 2001 A), 3.75% CP (Exelon Generation Co. LLC)/ (Wachovia Bank N.A. LOC), Mandatory Tender 5/16/2007	1,200,000	1,200,000
Delaware Valley, PA Regional Finance Authority Weekly VRDNs (Bayerische Landesbank LOC), 3.990%, 5/2/2007	1,200,000	1,200,000
Emmaus, PA General Authority, (Series A), Weekly VRDNs (Wachovia LIQ)(FSA INS), 3.950%, 5/3/2007	1,100,000	1,100,000
Indiana County, PA IDA, Revenue Bonds Daily VRDNs, (BNP Paribas, LOC), 4.080%, 5/1/2007	1,200,000	1,200,000
Montgomery County, PA IDA, 3.63% CP, (BNP Paribas -- LOC) Mandatory Tender 5/2/2007	$4,000,000	$4,000,000
Northampton County, PA IDA Weekly VRDNs (Bank of America LOC), 3.910%, 5/3/2007	1,900,000	1,900,000
Pennsylvania State Higher Education Facilities Authority, (Series 2002B), Weekly VRDNs (Drexel University)/(Landesbank Hessen-Thueringen (GTD) LOC), 3.910%, 5/3/2007	1,375,000	1,375,000
Pennsylvania State Higher Education Facilities Authority, (Series I-4), Weekly VRDNs (Messiah College)/(JP Morgan, LOC), N.A. LOC), 3.940%, 5/3/2007	1,575,000	1,575,000
Pennsylvania State Turnpike Commission, (Series Q of 1998), Daily VRDNs (Westdeutsche Landesbank Girozentrale/Bayerische Landesbank, Landesbank Baden-Wurttemberg LIQ), 4.000%, 5/1/2007	1,760,000	1,760,000
Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC), 4.000%, 5/1/2007, WDL 33%, Bayerishe 33%, Baden 33%	2,820,000	2,820,000
Philadelphia, PA Gas Works, (Series A-2), Weekly VRDNs (Bank of Nova Scotia and JPMorgan Chase Bank, N.A. LOCs), 3.930%, 5/3/2007	3,600,000	3,600,000
Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2004), Weekly VRDNs (Philadelphia Protestant Home)/(Bank of America N.A. LOC), 3.950%, 5/3/2007	3,375,000	3,375,000
Pittsburgh, PA, GO UT, (PRF 9/1/2007@100) 5.50% Bonds, 9/1/2013	1,655,000	1,665,553
University of Pittsburgh, (Series 2000A), Weekly VRDNs (GO of University)/(DEPFA-SPA), 3.880%, 5/2/2007	1,400,000	1,400,000
University of Pittsburgh, (Series 2000A), Weekly VRDNs, (DEPFA SPA), 3.880%, 5/2/2007	1,315,000	1,315,000

TOTAL PENNSYLVANIA		$46,174,521

TEXAS -- 5.5%
Texas State, (Series 2006), 4.50% TRANs, 8/31/2007	5,000,000	5,014,991

UTAH -- 2.0%
Emery County, UT, PCR (Series 1991), Weekly VRDNs (Pacificorp)/(BNP Paribas Securities Corp. and Credit Suisse, Zurich LOCs), 3.930%, 5/2/2007	1,800,000	1,800,000

TOTAL INVESTMENTS -- 99.5% (AT AMORTIZED COST)		$90,210,466

OTHER ASSETS AND LIABILITIES -- NET -- 0.5%		$479,318

TOTAL NET ASSETS -- 100%		$90,689,784

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Money Market Fund

At April 30, 2007, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Commercial Paper	71.7%
Notes -- Variable	18.1%
Cash Equivalents[1]	10.4%
Other Assets and Liabilities -- Net[2]	(0.2)%

TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
1COMMERCIAL PAPER -- 71.7%
ASSET-BACKED -- 19.6%
CAFCO LLC, 5.220%, 6/11/2007	$84,000,000	$83,500,620
[5,6] CRC Funding LLC, 5.240%, 5/7/2007	75,000,000	74,934,500
Falcon Asset Securitization Company LLC, 5.260%, 5/17/2007	64,500,000	64,349,213
FCAR Auto Loan Trust, A1/P1 Series, 5.280%, 5/16/2007	86,000,000	85,810,800
Sigma Finance, Inc., 5.210%, 6/25/2007	87,000,000	86,307,504

TOTAL ASSET BACKED		$394,902,637

AUTOMOBILES -- 7.5%
American Honda Finance Corp., 5.210%, 7/24/2007	53,000,000	52,355,697
Toyota Motor Credit Corp., 5.100%, 7/19/2007	100,000,000	98,880,833

TOTAL AUTOMOBILES		$151,236,530

COMMERCIAL BANKS -- 4.3%
Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 5.200%, 5/7/2007	86,000,000	85,925,467

CONSUMER FINANCE -- 7.1%
American General Finance Corp., 5.240%, 5/24/2007	48,000,000	47,839,307
HSBC Finance Corp., 5.230%, 6/1/2007	96,000,000	95,567,653

TOTAL CONSUMER FINANCE		$143,406,960

DIVERSIFIED FINANCIAL SERVICES -- 4.9%
Citigroup Funding, Inc., 5.160%, 6/12/2007	100,000,000	99,398,000

FINANCIAL SERVICES -- 3.7%
Dexia Delaware LLC, 5.220%, 5/10/2007	$75,000,000	$74,902,125

FOOD & BEVERAGES -- 4.1%
Nestle Capital Corp., 5.190%, 7/9/2007	84,000,000	83,164,410

FOOD & STAPLES RETAILING -- 4.1%
Wal-Mart Stores, Inc., 5.185%, 7/31/2007	84,000,000	82,899,052

INSURANCE -- 9.0%
AIG Funding, Inc., 5.100%, 8/15/2007	84,000,000	82,738,600
Prudential Funding LLC, 5.120%, 7/23/2007	100,000,000	98,819,556

TOTAL INSURANCE		$181,558,156

OIL & GAS PRODUCTS -- 2.9%
Chevron Corp., 5.210%, 5/2/2007	58,000,000	57,991,606

PERSONAL CREDIT CARD -- 4.5%
American Express Credit Corp., 5.230%, 5/3/2007	90,000,000	89,973,850

TOTAL COMMERCIAL PAPER		$1,445,358,793

2NOTES -- VARIABLE -- 18.1%
CAPITAL MARKETS -- 4.2%
Morgan Stanley, 5.310%, 5/1/2007	85,000,000	85,000,000

COMMERCIAL BANKS -- 4.1%
Wells Fargo Bank, N.A., 5.260%, 5/21/2007	81,500,000	81,500,000

COMPUTERS & PERIPHERALS -- 2.2%
IBM Corp., 5.350%, 6/28/2007	44,500,000	44,503,387

DIVERSIFIED FINANCIAL SERVICES -- 7.6%
CIT Group, Inc., 5.430%, 5/24/2007	$78,000,000	$78,022,840
Capital One Funding Corp., Series 1996-H, (J.P. Morgan Chase Bank, N.A. LOC), 5.330%, 5/3/2007	436,000	436,000
General Electric Capital Corp., 5.265%, 5/5/2007	75,000,000	75,000,000

TOTAL DIVERSIFIED FINANCIAL SERVICES		$153,458,840

TOTAL NOTES -- VARIABLE		$364,462,227

REPURCHASE AGREEMENTS -- 10.4%
Interest in $100,000,000 repurchase agreement 5.080%, dated 4/30/2007 under which J.P. Morgan Chase Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 4/30/2009 for $100,014,111 on 5/1/2007. The market value of the underlying securities at the end of the period was $101,988,411.	$100,000,000	$100,000,000
Interest in $110,234,000 repurchase agreement 4.700%, dated 4/30/2007 under which State Street Corp. will repurchase U.S. Treasury securities with various maturities to 12/31/2008 for $110,248,392 on 5/1/2007. The market value of the underlying securities at the end of the period was $227,236,244.	110,234,000	110,234,000

TOTAL REPURCHASE AGREEMENTS		$210,234,000

TOTAL INVESTMENTS -- 100.2% (AT AMORTIZED COST)		$2,020,055,020

OTHER ASSETS AND LIABILITIES -- NET -- (0.2)%		$(3,746,611)

TOTAL NET ASSETS -- 100%		$2,016,308,409

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Prime Money Market Fund

At April 30, 2007, the Fund’s portfolio composition was as follows:

Percentage of Total Net Assets
Commercial Paper	69.0%
Notes -- Variable	16.6%
Cash Equivalents[1]	14.6%
Other Assets and Liabilities -- Net[2]	(0.2)%

TOTAL	100%

(1) Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
1COMMERCIAL PAPER -- 69.0%
ASSET-BACKED -- 18.4%
CAFCO LLC, 5.220%, 6/11/2007	$16,000,000	$15,904,880
[5,6] CRC Funding LLC, 5.240%, 5/7/2007	15,000,000	14,986,900
Falcon Asset Securitization Company LLC, 5.260%, 5/17/2007	6,500,000	6,484,804
FCAR Auto Loan Trust, (A1/P1 Series), 5.280%, 5/16/2007	14,000,000	13,969,200
Sigma Finance, Inc., 5.210%, 6/25/2007	13,000,000	12,896,524

TOTAL ASSET-BACKED		$64,242,308

AUTOMOBILES -- 5.9%
American Honda Finance Corp., 5.210%, 7/24/2007	7,000,000	6,914,903
Toyota Motor Credit Corp., 5.100% -- 5.210%, 7/19/2007	14,000,000	13,841,627

TOTAL AUTOMOBILES		$20,756,530

COMMERCIAL BANKS -- 4.0%
Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 5.200%, 5/7/2007	14,000,000	13,987,867

CONSUMER FINANCE -- 8.4%
American General Finance Corp., 5.210%, 5/1/2007	8,000,000	8,000,000
American General Finance Corp., 5.240%, 5/24/2007	7,500,000	7,474,892
HSBC Finance Corp., 5.230%, 6/1/2007	14,000,000	13,936,949

TOTAL CONSUMER FINANCE		$29,411,841

DIVERSIFIED FINANCIAL SERVICES -- 4.0%
Citigroup Funding, Inc., 5.160%, 6/12/2007	$14,000,000	$13,915,720

FINANCIAL SERVICES -- 4.3%
Dexia Delaware LLC, 5.220%, 5/10/2007	15,000,000	14,980,425

FOOD & BEVERAGES -- 3.3%
Nestle Capital Corp., 5.190%, 7/9/2007	11,600,000	11,484,609

FOOD & STAPLES RETAILING -- 4.5%
Wal-Mart Stores, Inc., 5.185%, 7/31/2007	16,000,000	15,790,296

INSURANCE -- 8.5%
AIG Funding, Inc., 5.100%, 8/15/2007	16,000,000	15,759,733
Prudential Funding LLC, 5.120%, 7/23/2007	14,000,000	13,834,738

TOTAL INSURANCE		$29,594,471

OIL & GAS PRODUCTS -- 3.4%
Chevron Corp., 5.210%, 5/2/2007	12,000,000	11,998,263

PERSONAL CREDIT CARD -- 4.3%
American Express Credit Corp., 5.230%, 5/3/2007	15,000,000	14,995,642

TOTAL COMMERCIAL PAPER		$241,157,972

2NOTES -- VARIABLE -- 16.6%
CAPITAL MARKETS -- 2.9%
Morgan Stanley, 5.313%, 5/1/2007	10,000,000	10,000,000

COMMERCIAL BANKS -- 3.9%
Wells Fargo Bank, N.A., 5.260%, 5/21/2007	13,500,000	13,500,000

COMPUTERS & PERIPHERALS -- 2.1%
IBM Corp., 5.350%, 6/28/2007	$7,500,000	$7,500,571

DIVERSIFIED FINANCIAL SERVICES -- 7.7%
CIT Group, Inc., 5.430%, 5/24/2007	12,000,000	12,003,514
General Electric Capital Corp., 5.265%, 5/6/2007	15,000,000	15,000,000

TOTAL DIVERSIFIED FINANCIAL SERVICES		$27,003,514

TOTAL NOTES -- VARIABLE		$58,004,085

REPURCHASE AGREEMENTS -- 14.6%
Interest in $35,000,000 repurchase agreement 5.100%, dated 4/30/2007 under which Morgan Stanley & Co. will repurchase a U.S. Treasury security with a maturity of 7/15/2014 for $35,004,958 on 5/1/2007. The market value of the underlying security at the end of the period was $35,708,663.	$35,000,000	$35,000,000
Interest in $15,930,000 repurchase agreement 4.700%, dated 4/30/2007 under which State Street Corp. will repurchase a U.S. Treasury security with a maturity of 12/31/2008 for $15,932,080 on 5/1/2007. The market value of the underlying security at the end of the period was $16,269,596.	15,930,000	15,930,000

TOTAL REPURCHASE AGREEMENTS		$50,930,000

TOTAL INVESTMENTS -- 100.2% (AT AMORTIZED COST)		$350,092,057

OTHER ASSETS AND LIABILITIES -- NET -- (0.2)%		$(633,191)

TOTAL NET ASSETS -- 100%		$349,458,866

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB New York Tax-Free Money Market Fund

At April 30, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
General Obligation	43.4%
Transportation	13.0%
Development	11.0%
Utilities	10.4%
General	5.3%
Higher Education	4.3%
Multifamily Housing	3.8%
Housing	3.6%
School District	2.7%
Pollution	2.1%
Other Assets and Liabilities -- Net[2]	0.4%

TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
1COMMERCIAL PAPER -- 3.6%
New York State Power Authority, 3.55% CP, Mandatory Tender 5/1/2007	$4,000,000	$4,000,000

[3,4]SHORT-TERM MUNICIPALS -- 96.0%
NEW YORK -- 96.0%
Albany, NY IDA, (Series 2001C: Empire Commons North) Weekly VRDNs (University at Albany Foundation Student Housing Corp.)/ (AMBAC INS)/(Key Bank, N.A. SA), 3.990%, 5/3/2007	1,510,000	1,510,000
Clarence, NY CSD, 4.50% TANs, 6/29/2007	3,000,000	3,003,509
Clinton County, NY IDA, (Series 2002A) Weekly VRDNs (Champlain Valley Physicians Hospital Medical Center)/(Radian Asset Assurance INS)/(Key Bank, N.A. LIQ), 3.940%, 5/3/2007	1,650,000	1,650,000
Dutchess County, NY IDA, (Series 1998-A) Weekly VRDNs (Marist College)/(Bank of New York LOC), 3.900%, 5/3/2007	1,695,000	1,695,000
Metropolitan Transportation Authority, NY, (Series G) Daily VRDNs (MTA Transportation Revenue)/(BNP Paribas LOC), 4.030%, 5/1/2007	2,200,000	2,200,000
Monroe County, NY IDA, (Series 2005) Weekly VRDNs (St. John Fisher College)/(Bank of America N.A. LIQ)/(Radian Group, Inc. LOC), 3.920%, 5/2/2007	4,000,000	4,000,000
New York City, NY Housing Development Corp., Revenue Bonds (Series A) Weekly VRDNs (Urban Horizons II LP)/(Citibank NA, New York LOC), 3.960%, 5/2/2007	$4,200,000	$4,200,000
New York City, NY Municipal Water Finance Authority, (Fiscal 1993 Series C) Daily VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)/(DEPFA SPA), 4.070%, 5/1/2007	3,000,000	3,000,000
New York City, NY Municipal Water Finance Authority, (Fiscal 1994 Series C) Daily VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)/(DEPFA SPA), 4.070%, 5/1/2007	2,100,000	2,100,000
New York City, NY Municipal Water Finance Authority, (Series 2001 F-1) Daily VRDNs (Dexia Credit Local LIQ), 4.080%, 5/1/2007	2,500,000	2,500,000
New York City, NY Transitional Finance Authority, (1999 Subseries A-2) Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ), 3.900%, 5/2/2007	1,800,000	1,800,000
New York City, NY Transitional Finance Authority, (Fiscal 2007 Series 1), 4.25% BANs, 6/29/2007	3,000,000	3,003,495
New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-F) Daily VRDNs (Bayerische Landesbank (GTD) LIQ), 3.990%, 5/1/2007	1,100,000	1,100,000
New York City, NY Weekly VRDNs, (JP Morgan LOC), 3.900%, 5/2/2007	1,400,000	1,400,000
New York City, NY, (1994 Series A-4) Daily VRDNs (Bayerische Landesbank (GTD) LOC), 4.000%, 5/1/2007	$3,850,000	$3,850,000
New York City, NY, (1994 Series A-4) Daily VRDNs (Baden LOC), 4.080%, 5/1/2007	4,600,000	4,600,000
New York City, NY, (1994 Series A-5) Monthly VRDNs (KBC Bank N.V. LOC), 4.070%, 5/1/2007	3,600,000	3,600,000
New York City, NY, (1994 Series A-5) Monthly VRDNs (KBC Bank N.V. LOC), 4.070%, 5/1/2007	3,600,000	3,600,000
New York City, NY, (1994 Series H-2) Daily VRDNs (MBIA Insurance Corp. INS)/(Commerzbank AG, Frankfurt LOC)/(Wachovia Bank N.A. SA), 4.080%, 5/1/2007	2,700,000	2,700,000
New York City, NY, (1995 Series B-4) Daily VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen (GTD) SA), 4.070%, 5/1/2007	4,100,000	4,100,000
New York City, NY, (1995 Series B-7) Daily VRDNs (AMBAC INS)/(JP Morgan SPA), 4.070%, 5/1/2007	2,300,000	2,300,000
New York City, NY, (1995 Series F-2) Weekly VRDNs, (DEPFA Bank PLC LOC), 3.930%, 5/2/2007	3,200,000	3,200,000
New York City, NY, (Fiscal 1995 Series F-4) Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LOC), 3.900%, 5/2/2007	1,475,000	1,475,000
New York City, NY, (Fiscal 2004 Series A-6) Weekly VRDNs (Landesbank Baden-Wuerttemberg (GTD) LOC), 3.880%, 5/2/2007	1,700,000	1,700,000
New York City, NY, (Fiscal 2006 Series H-2) Daily VRDNs (Dexia Credit Local LOC), 4.070%, 5/1/2007	3,100,000	3,100,000
New York City, NY, (Fiscal 2006 Series I-3) Daily VRDNs (Bank of America N.A. LOC), 4.080%, 5/1/2007	4,000,000	4,000,000
New York City, NY, (Series 1994H-4) Weekly VRDNs (AMBAC INS)/(Kredietbank NV SA), 3.940%, 5/2/2007	1,200,000	1,200,000
New York City, NY, (Series M) UT GO Bonds, 5.50% Bonds (AMBAC INS)/(PRF 6/1/2007@101), 6/1/2017	3,000,000	3,035,072
New York State Dormitory Authority, 5.375% Bonds (FSA LOC)/ (PRF 1/1/2008@102), 7/1/2024	1,550,000	1,599,494
New York State Environmental Facilities Corp. Sewer & Solid Waste Disposal, Revenue Bonds (Series A) Daily VRDNs (General Electric Co.), 4.110%, 5/1/2007	2,300,000	2,300,000
New York State HFA, Service Contract Revenue Bonds (2003 Series B) Weekly VRDNs (BNP Paribas SA LOC), 3.900%, 5/3/2007	$4,000,000	$4,000,000
Ontario County, NY Industrial Development Agency, (Series 2003A) Weekly VRDNs (Frederick Ferris Thompson Hospital)/ (Key Bank, N.A. LOC), 3.930%, 5/2/2007	3,200,000	3,200,000
Port Authority of New York and New Jersey, Adjustable Versatile Structure Obligation (Series 2) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 4.070%, 5/1/2007	1,000,000	1,000,000
Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2002-2) Weekly VRDNs, 3.950%, 5/3/2007	4,000,000	4,000,000
Schenectady, NY, BAN, 4.50% BANs (Bank of America N.A. LOC), 5/24/2007	1,500,000	1,500,756
Seneca County, NY IDA, (Series 2000) Weekly VRDNs (Kidspeace National Centers of New York, Inc.)/(Key Bank, N.A. LOC), 4.010%, 5/3/2007	2,035,000	2,035,000
Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A. LOC), 4.010%, 5/2/2007	1,410,000	1,410,000
Suffolk County, NY, 4.00% TRANs, 8/16/2007	3,000,000	3,004,727
Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2001C) Weekly VRDNs (Bayerische Landesbank LIQ)/(AMBAC LOC), 3.900%, 5/2/2007	4,500,000	4,500,000
Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000D) Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 3.900%, 5/2/2007	2,825,000	2,825,000

TOTAL SHORT-TERM MUNICIPALS		$106,997,053

TOTAL INVESTMENTS -- 99.6% (AT AMORTIZED COST)		$110,997,053

OTHER ASSETS AND LIABILITIES -- NET -- 0.4%		$455,002

TOTAL NET ASSETS -- 100%		$111,452,055

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Pennsylvania Tax-Free Money Market Fund

At April 30, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets
Development	27.7%
Medical	17.0%
Pollution	14.8%
Utilities	13.8%
Higher Education	11.9%
Transportation	5.0%
Nursing Homes	4.3%
Housing	4.0%
Airport	2.0%
Other Assets and Liabilities -- Net[2]	(0.5)%

TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s advisor.

(2) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
[3,4]SHORT-TERM MUNICIPALS -- 100.5%
PENNSYLVANIA -- 100.5%
Allegheny County Sanitation Authority, Revenue Bonds, 6.00% Bonds (MBIA Insurance Corp. INS)/(PRF 12/1/2007@102), 12/1/2019	$1,000,000	$1,033,485
Allegheny County, PA, HDA, (Series A), 6.00% Bonds (MBIA Insurance Corp. LOC)/(PRF 9/1/2007@100), 9/1/2010	1,500,000	1,512,102
Allegheny County, PA, Higher Education Building Authority, (Series 1998) Daily VRDNs (Carnegie Mellon University)/ (Landesbank Hessen-Thueringen (GTD) SA), 4.000%, 5/1/2007	1,000,000	1,000,000
Allegheny County, PA, IDA Health & Housing Facilities, Revenue Bonds (Series A) Daily VRDNs (Longwood at Oakmont, Inc.)/(Radian Asset Assurance LOC)/(National City Bank SPA), 4.100%, 5/1/2007	800,000	800,000
Allegheny County, PA, IDA, Refunding Revenue Bonds, 3.85% TOBs (PNC Bank, N.A. LOC) 7/1/2007	1,300,000	1,300,000
Beaver County, PA, IDA, Refunding Revenue Bond Weekly VRDNs, (Atlantic Richfield-GTD)/(BP PLC GTD), 3.950%, 5/2/2007	500,000	500,000
Bucks County, PA, IDA, Revenue Bonds Weekly VRDNs (SHV Real Estate, Inc.)/(ABN AMRO Bank NV, New York LOC), 3.850%, 5/2/2007	900,000	900,000
Chester County, PA, IDA, (Series of 2001) Daily VRDNs (Archdiocese of Philadelphia)/ (Wachovia Bank N.A. LOC), 4.000%, 5/1/2007	500,000	500,000
Cumberland County, PA, Municipal Authority, (Series 2003-B) Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC), 3.910%, 5/3/2007	$860,000	$860,000
Delaware County, PA, IDA, Refunding Revenue Bonds Daily VRDNs (United Parcel Services-GTD), 3.910%, 5/1/2007	400,000	400,000
Delaware County, PA, PCR, (Series 2001 A), 3.75% CP (Exelon Generation Co. LLC)/ (Wachovia Bank N.A. LOC), Mandatory Tender 5/16/2007	785,000	785,000
Delaware County, PA, PCRBs, Daily VRDNs (Exelon Generation Co. LLC)/(Wachovia Bank N.A. LOC), 4.100%, 5/1/2007	800,000	800,000
Erie County, PA, Hospital Authority, (Series 1998B) Daily VRDNs (Hamot Health Foundation)/(AMBAC INS)/(National City Bank SPA), 4.000%, 5/1/2007	1,000,000	1,000,000
Indiana County, PA, IDA, Revenue Bonds Daily VRDNs, (BNP Paribas LOC), 4.080%, 5/1/2007	900,000	900,000
Mercer County, PA, IDA, Revenue Bonds Weekly VRDNs (Solar Atmospheres of Western PA)/(Fleet National Bank LOC), 3.970%, 5/2/2007	410,000	410,000
Montgomery County, PA, IDA, 3.63% CP (BNP Paribas LOC), Mandatory Tender 5/2/2007	1,460,000	1,460,000
Pennsylvania State Turnpike Commission, (Series Q of 1998) Daily VRDNs (West Deutsche Landesbank Gironzentrale, LIQ/Bayerische Landesbank, LIQ/Landesbank Baden Wurttemburgh, LIQ), 4.000%, 5/1/2007	1,000,000	1,000,000
Pennsylvania State University, (Series 2002) Weekly VRDNs (West Deutsche Landesbank LIQ), 3.910%, 5/3/2007	$600,000	$600,000
Philadelphia, PA, Authority for Industrial Development, Refunding Revenue Bonds Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 3.910%, 5/3/2007	1,000,000	1,000,000
Philadelphia, PA, Gas Works, (Series A-2) Weekly VRDNs (Bank of Nova Scotia and JPMorgan Chase Bank, N.A. LOCs), 3.930%, 5/3/2007	1,400,000	1,400,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series 2005A) Daily VRDNs (Children’s Hospital of Philadelphia)/(Bank of America N.A. LOC), 4.020%, 5/1/2007	400,000	400,000
Philadelphia, PA, Water & Wastewater System, (Series B) Weekly VRDNs (KBC Bank N.V. LIQ)/ (AMBAC INS), 3.960%, 5/2/2007	$335,000	$335,000
South Fork Municipal Authority, PA, (Series A) Daily VRDNs (Conemaugh Health System)/ (MBIA Insurance Corp. INS)/(PNC Bank LOC), 4.010%, 5/1/2007	500,000	500,000
University of Pittsburgh, (Series 2000A) Weekly VRDNs (GO of University LOC), 3.880%, 5/2/2007	800,000	800,000

TOTAL INVESTMENTS -- 100.5% (AT AMORTIZED COST)		$20,195,587

OTHER ASSETS AND LIABILITIES -- NET -- (0.5)%		$(104,080)

TOTAL NET ASSETS -- 100%		$20,091,507

See Notes to Portfolios of Investments

NOTES TO PORTFOLIOS OF INVESTMENTS

The categories of investments are shown as a percentage of total net assets at April 30, 2007.

(1) Discount rate at time of purchase.

(2) Floating rate note with current rate and next reset date shown.

(3) At April 30, 2007, 8.8%, 5.9% and 6.5% of the total investments at market value were subject to the federal alternative minimum tax for Tax-Free Money Market Fund , New York Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund, respectively.

(4) Current rate and next reset date shown for Variable Rate Demand Notes.

(5) Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, the Money Market Fund held a restricted security which amounted to $74,934,500, representing 3.7% of total net assets and the Prime Money Market Fund held a restricted security which amounted to $14,986,900, representing 4.3% of total net assets.

(6) Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At April 30, 2007, the Money Market Fund held a liquid restricted security which amounted to $74,934,500, representing 3.7% of total net assets and the Prime Money Market Fund held a liquid restricted security which amounted to $14,986,900, representing 4.3% of total net assets.

The following acronyms are used throughout this report:

AMBAC -- American Municipal Bond Assurance Corporation	INV -- Investment Agreement
BANs -- Bond Anticipation Notes	LIQ -- Liquidity Agreement
COL -- Collateralized	LOC(s) -- Letter(s) of Credit
CP -- Commercial Paper	MFH -- Multi-Family Housing
CSD -- Central School District	PCR -- Pollution Control Revenue
FGIC -- Financial Guaranty Insurance Company	PCRBs -- Pollution Control Revenue Bonds
FNMA -- Federal National Mortgage Association	PRF -- Pre-refunded
FSA -- Financial Security Assurance	SA -- Support Agreement
GO -- General Obligation	TANs -- Tax Anticipation Notes
GTD -- Guaranteed	TOBs -- Tender Option Bonds
HDA -- Hospital Development Authority	TRANs -- Tax and Revenue Anticipation Notes
HFA -- Housing Finance Agency	UT -- Unlimited Tax
IDA -- Industrial Development Authority	VHA -- Veterans Hosing Administration
INS -- Insured	VRDNs -- Variable Rate Demand Notes

MTB Fund	Cost of Investments for Federal Tax Purposes
U.S. Treasury Money Market Fund	$857,042,228
U.S. Government Money Market Fund	2,528,018,480
Tax-Free Money Market Fund	90,210,466
Money Market Fund	2,020,055,020
Prime Money Market Fund	350,092,057
New York Tax-Free Money Market Fund	110,997,053
Pennsylvania Tax-Free Money Market Fund	20,195,587

See Notes which are an integral part of the Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2007	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund
ASSETS:
Investments in repurchase agreements	$460,237,000	$661,327,000
Investments in securities	396,805,228	1,866,691,480

TOTAL INVESTMENTS IN SECURITIES, AT AMORTIZED COST AND VALUE	857,042,228	2,528,018,480

Cash	602	607
Income receivable	1,617,588	1,614,869
Receivable for shares sold	48,242	--

TOTAL ASSETS	858,708,660	2,529,633,956

LIABILITIES:
Payable to bank	--	--
Income distribution payable	2,921,658	9,879,988
Payable for shares redeemed	1,500	--
Payable for transfer and dividend disbursing agent fees and expenses	13,882	7,979
Payable for Trustees' fees	919	749
Payable for audit fees	14,726	14,520
Payable for distribution services fee (Note 5)	49,531	89,788
Payable for shareholder services fee (Note 5)	27,618	1,925
Payable for share registration costs	18,357	11,835
Accrued expenses	54,488	165,244

TOTAL LIABILITIES	3,102,679	10,172,028

NET ASSETS	$855,605,981	$2,519,461,928

NET ASSETS CONSIST OF:
Paid-in capital	$855,601,095	$2,519,464,493
Accumulated net realized loss on investments	(33)	--
Undistributed (distributions in excess of) net investment income	4,919	(2,565)

TOTAL NET ASSETS	$855,605,981	$2,519,461,928

Class A Shares	$108,698,345	$23,755,022

Class A2 Shares	$--	$--

Class B Shares	$--	$--

Class S Shares	$27,793,589	$--

Corporate Shares	$--	$--

Institutional I Shares	$336,469,785	$1,420,027,780

Institutional II Shares	$382,644,262	$1,075,679,126

SHARES OUTSTANDING, NO PAR VALUE, UNLIMITED SHARES AUTHORIZED:
Class A Shares	108,688,486	23,753,183

Class A2 Shares	--	--

Class B Shares	--	--

Class S Shares	27,797,216	--

Corporate Shares	--	--

Institutional I Shares	336,438,091	1,420,122,389

Institutional II Shares	382,716,863	1,075,695,872

Tax-Free Money Market Fund	Money Market Fund	Prime Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund

$--	$210,234,000	$50,930,000	$--	$--
90,210,466	1,809,821,020	299,162,057	110,997,053	20,195,587

90,210,466	2,020,055,020	350,092,057	110,997,053	20,195,587

70,165	1,415	889	--	--
664,187	1,711,611	273,878	745,700	111,527
1,807	709,055	114,295	125,451	--

90,946,625	2,022,477,101	350,481,119	111,868,204	20,307,114

--	--	--	190,738	128,816
200,913	5,272,277	878,817	101,803	43,233
--	323,884	82,278	55,025	--
7,547	172,014	3,463	18,486	12,972
630	719	1,496	567	862
14,438	14,683	15,575	14,343	14,732
6,366	57,646	--	--	680
4,185	169,603	13,532	17,376	--
10,317	20,317	5,244	8,437	10,932
12,445	137,549	21,848	9,374	3,380

256,841	6,168,692	1,022,253	416,149	215,607

$90,689,784	$2,016,308,409	$349,458,866	$111,452,055	$20,091,507

$90,691,125	$2,016,313,365	$349,457,094	$111,451,494	$20,091,451
(1,443)	(11,291)	(2,927)	(340)	--
102	6,335	4,699	901	56

$90,689,784	$2,016,308,409	$349,458,866	$111,452,055	$20,091,507

$19,780,652	$740,485,999	$--	$80,685,076	$3,817,149

$--	$156,285,701	$--	$--	$--

$--	$116,313	$--	$--	$--

$--	$61,090,740	$--	$--	$--

$--	$--	$349,458,866	$--	$--

$41,617,248	$502,907,468	$--	$30,766,979	$15,343,456

$29,291,884	$555,422,188	$--	$--	$930,902

19,789,286	740,743,086	--	80,686,224	3,817,506

--	156,296,187	--	--	--

--	116,198	--	--	--

--	60,873,185	--	--	--

--	--	349,459,652	--	--

41,628,974	502,860,283	--	30,765,030	15,344,387

29,284,867	555,451,921	--	--	929,558

	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
NET ASSET VALUE PER SHARE:
Class A Shares	$1.00	$1.00

Class A2 Shares	$--	$--

Class B Shares	$--	$--

Class S Shares	$1.00	$--

Corporate Shares	$--	$--

Institutional I Shares	$1.00	$1.00

Institutional II Shares	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

Tax-Free Money Market Fund	Money Market Fund	Prime Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund

$1.00	$1.00	$--	$1.00	$1.00

$--	$1.00	$--	$--	$--

$--	$1.00	$--	$--	$--

$--	$1.00	$--	$--	$--

$--	--	$1.00	$--	$--

$1.00	$1.00	$--	$1.00	$1.00

$1.00	$1.00	$--	$--	$1.00

STATEMENTS OF OPERATIONS

Year Ended April 30, 2007	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund
INVESTMENT INCOME:
Interest	$44,350,172	$128,891,926

EXPENSES:
Investment advisory fee (Note 5)	3,514,361	9,939,491
Administrative personnel and services fee (Note 5)	516,158	1,459,595
Custodian fees	30,215	70,372
Transfer and dividend disbursing agent fees and expenses	32,285	30,417
Trustees' fees	9,843	9,968
Auditing fees	15,578	15,508
Legal fees	3,318	3,084
Portfolio accounting fees	322,238	896,379
Distribution services fee--Class A Shares (Note 5)	--	29,702
Distribution services fee--Class A2 Shares (Note 5)	--	--
Distribution services fee--Class B Shares (Note 5)	--	--
Distribution services fee--Class S Shares (Note 5)	67,864	--
Distribution services fee--Corporate Shares (Note 5)	--	--
Distribution services fee--Institutional II Shares (Note 5)	921,005	2,574,243
Shareholder services fee--Class A Shares (Note 5)	297,393	29,408
Shareholder services fee--Class A2 Shares (Note 5)	--	--
Shareholder services fee--Class B Shares (Note 5)	--	--
Shareholder services fee--Class S Shares (Note 5)	67,859	--
Shareholder services fee--Corporate Shares (Note 5)	--	--
Shareholder services fee--Institutional I Shares (Note 5)	907,292	3,606,682
Share registration costs	50,666	38,529
Printing and postage	12,286	698
Insurance premiums	34,179	83,455
Miscellaneous	28,699	39,519

TOTAL EXPENSES	6,831,239	18,827,050

WAIVERS AND REIMBURSEMENT (NOTE 5):
Waiver of investment advisory fee	(307,251)	(1,411,017)
Waiver of distribution services fee--Class A Shares	--	(28,140)
Waiver of distribution services fee--Class A2 Shares	--	--
Waiver of distribution services fee--Class B Shares	--	--
Waiver of distribution services fee--Class S Shares	(8,398)	--
Waiver of distribution services fee--Corporate Shares	--	--
Waiver of distribution services fee--Institutional II Shares	(369,192)	(1,620,313)
Waiver of shareholder services fee--Class A Shares	--	--
Waiver of shareholder services fee--Class A2	--	--
Waiver of shareholder services fee--Corporate Shares	--	--
Waiver of shareholder services fee--Institutional I Shares	(889,422)	(3,606,682)
Reimbursement of shareholder services fee--Class A Shares	(21,132)	--

TOTAL WAIVERS AND REIMBURSEMENT	(1,595,395)	(6,666,152)

Net expenses	5,235,844	12,160,898

Net investment income	$39,114,328	$116,731,028

See Notes which are an integral part of the Financial Statements

Tax-Free Money Market Fund	Money Market Fund	Prime Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund

$4,193,960	$103,284,993	$16,149,012	$4,439,189	$991,181

474,831	7,857,103	1,234,136	504,300	112,226
69,752	1,153,395	181,232	74,070	16,499
5,935	57,357	14,432	6,304	1,403
29,364	524,158	11,383	40,401	34,230
9,452	9,398	10,384	9,499	9,593
14,870	15,233	16,117	15,030	14,948
2,912	3,427	2,983	3,216	2,848
47,893	709,655	118,585	52,891	17,654
55,423	--	--	--	4,906
--	165,744	--	--	--
--	1,282	--	--	--
--	137,928	--	--	--
--	--	771,335	--	--
75,350	1,392,187	--	--	3,353
55,284	1,870,473	--	226,913	4,893
--	166,057	--	--	--
--	443	--	--	--
--	137,928	--	--	--
--	--	760,018	--	--
165,857	1,325,212	--	74,274	61,844
31,752	66,301	18,194	22,995	30,184
545	41,887	3,713	12,862	2,828
10,846	63,803	17,083	10,820	7,944
1,552	3,337	23,570	3,663	3,262

1,051,618	15,702,308	3,183,165	1,057,238	328,615

(211,636)	(1,997,627)	(541,015)	(136,988)	(94,711)
(23,582)	--	--	--	(1,423)
--	(165,744)	--	--	--
--	(104)	--	--	--
--	--	--	--	--
--	--	(771,335)	--	--
(32,403)	(848,003)	--	--	(2,162)
--	--	--	--	(4,328)
--	(128,911)	--	--	--
--	--	(627,075)	--	--
(165,857)	(1,325,212)	--	(72,017)	(61,844)
--	(391,673)	--	(11,459)	--

(433,478)	(4,857,274)	(1,939,425)	(220,464)	(164,468)

618,140	10,845,034	1,243,740	836,774	164,147

$3,575,820	$92,439,959	$14,905,272	$3,602,415	$827,034

STATEMENTS OF CHANGES IN NET ASSETS

	U.S. Treasury Money Market Fund Year Ended April 30,

	2007	2006
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$39,114,328	$25,877,437

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(5,159,985)	(4,145,162)
Class A2 Shares	--	--
Class B Shares	--	--
Class S Shares	(1,113,203)	(778,088)
Corporate Shares	--	--
Institutional Shares	--	--
Institutional I Shares	(16,629,628)	(9,914,544)
Institutional II Shares	(16,227,021)	(11,017,187)

Change in net assets resulting from distributions to shareholders	(39,129,837)	(25,854,981)

SHARE TRANSACTIONS:
Proceeds from sale of shares	3,211,096,413	3,381,438,908
Net asset value of shares issued to shareholders in payment of distributions declared	2,598,111	1,914,751
Cost of shares redeemed	(3,238,519,712)	(3,352,634,265)

Change in net assets resulting from share transactions	(24,825,188)	30,719,394

Change in net assets	(24,840,697)	30,741,850
NET ASSETS:
Beginning of period	880,446,678	849,704,828

End of period	$855,605,981	$880,446,678

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$4,919	$20,428

* Effective July 1, 2006, the Institutional Shares of the Money Market Fund were renamed Class A2 Shares.

** Effective August 31, 2006, the Institutional Shares of the Prime Money Market Fund were renamed Corporate Shares.

See Notes which are an integral part of the Financial Statements

U.S. Government Money Market Fund Year Ended April 30,		Tax-Free Money Market Fund Year Ended April 30,		Money Market Fund* Year Ended April 30,		Prime Money Market Fund** Year Ended April 30,

2007	2006	2007	2006	2007	2006	2007	2006

$116,731,028	$75,570,816	$3,575,820	$3,169,751	$92,439,959	$59,445,049	$14,905,272	$10,546,137

(552,167)	(89,936)	(607,138)	(907,233)	(34,986,342)	(23,036,175)	--	--
--	--	--	--	(3,230,749)	--	--	--
--	--	--	--	(7,004)	(5,288)	--	--
--	--	--	--	(2,384,135)	(1,461,190)	--	--
--	--	--	--	--	--	(14,901,873)	--
--	--	--	--	--	(328,671)	--	(10,544,612)
(68,489,757)	(45,913,453)	(2,079,839)	(1,453,010)	(25,525,786)	(19,840,197)	--	--
(47,690,823)	(29,567,235)	(902,420)	(795,867)	(26,300,752)	(14,771,318)	--	--

(116,732,747)	(75,570,624)	(3,589,397)	(3,156,110)	(92,434,768)	(59,442,839)	(14,901,873)	(10,544,612)

4,985,499,642	4,511,247,953	281,279,547	413,684,024	7,195,756,204	7,305,448,599	1,543,871,714	1,504,012,435
268,646	62,243	606,933	887,167	27,554,643	15,995,025	5,372,163	3,575,414
(4,602,470,233)	(4,372,299,308)	(314,750,099)	(449,234,364)	(7,066,228,552)	(7,179,659,620)	(1,513,685,646)	(1,502,659,693)

383,298,055	139,010,888	(32,863,619)	(34,663,173)	157,082,295	141,784,004	35,558,231	4,928,156

383,296,336	139,011,080	(32,877,196)	(34,649,532)	157,087,486	141,786,214	35,561,630	4,929,681

2,136,165,592	1,997,154,512	123,566,980	158,216,512	1,859,220,923	1,717,434,709	313,897,236	308,967,555

$2,519,461,928	$2,136,165,592	$90,689,784	$123,566,980	$2,016,308,409	$1,859,220,923	$349,458,866	$313,897,236

$(2,565)	$(846)	$102	$13,679	$6,335	$1,144	$4,699	$1,300

	New York Tax-Free Money Market Fund Year Ended April 30,		Pennsylvania Tax-Free Money Market Fund Year Ended April 30,

	2007	2006	2007	2006
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$3,602,415	$2,759,420	$827,034	$650,239

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(2,714,004)	(2,057,971)	(55,726)	(14,532)
Institutional I Shares	(901,121)	(687,634)	(734,123)	(602,705)
Institutional II Shares	--	--	(39,954)	(30,185)

Change in net assets resulting from distributions to shareholders	(3,615,125)	(2,745,605)	(829,803)	(647,422)

SHARE TRANSACTIONS:
Proceeds from sale of shares	351,323,929	339,106,516	98,482,246	86,619,308
Net asset value of shares issued to shareholders in payment of distributions declared	2,151,748	1,648,523	72,139	35,784
Cost of shares redeemed	(368,082,061)	(358,154,259)	(109,819,428)	(78,782,754)

Change in net assets resulting from share transactions	(14,606,384)	(17,399,220)	(11,265,043)	7,872,338

Change in net assets	(14,619,094)	(17,385,405)	(11,267,812)	7,875,155
NET ASSETS:
Beginning of period	126,071,149	143,456,554	31,359,319	23,484,164

End of period	$111,452,055	$126,071,149	$20,091,507	$31,359,319

Undistributed net investment income included in net assets at end of period	$901	$13,611	$56	$2,852

See Notes which are an integral part of the Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Distributions from Net Investment Income	Net Asset Value, end of period

U.S. TREASURY MONEY MARKET FUND - CLASS A SHARES

2003	$1.00	0.01	(0.01)	$1.00
2004	$1.00	0.004(c)	(0.004)	$1.00
2005	$1.00	0.011	(0.011)	$1.00
2006	$1.00	0.028	(0.028)	$1.00
2007	$1.00	0.043	(0.043)	$1.00
U.S. TREASURY MONEY MARKET FUND - CLASS S SHARES

2003	$1.00	0.01	(0.01)	$1.00
2004	$1.00	0.002(c)	(0.002)	$1.00
2005	$1.00	0.010	(0.010)	$1.00
2006	$1.00	0.028	(0.028)	$1.00
2007	$1.00	0.041	(0.041)	$1.00
U.S. TREASURY MONEY MARKET FUND - INSTITUTIONAL I SHARES

2004(d)	$1.00	0.003(c)	(0.003)	$1.00
2005	$1.00	0.012	(0.012)	$1.00
2006	$1.00	0.032	(0.032)	$1.00
2007	$1.00	0.046	(0.046)	$1.00
U.S. TREASURY MONEY MARKET FUND - INSTITUTIONAL II SHARES

2004(d)	$1.00	0.003(c)	(0.003)	$1.00
2005	$1.00	0.012	(0.012)	$1.00
2006	$1.00	0.031	(0.031)	$1.00
2007	$1.00	0.044	(0.044)	$1.00
U.S. GOVERNMENT MONEY MARKET FUND - CLASS A SHARES

2003	$1.00	0.01	(0.01)	$1.00
2004(f)	$1.00	0.005(c)	(0.005)	$1.00
2005	$1.00	0.012	(0.012)	$1.00
2006	$1.00	0.03	(0.03)	$1.00
2007	$1.00	0.044	(0.044)	$1.00
U.S. GOVERNMENT MONEY MARKET FUND - INSTITUTIONAL I SHARES

2003	$1.00	0.01	(0.01)	$1.00
2004(f)	$1.00	0.007(c)	(0.007)	$1.00
2005	$1.00	0.014	(0.014)	$1.00
2006	$1.00	0.034	(0.034)	$1.00
2007	$1.00	0.047	(0.047)	$1.00
U.S. GOVERNMENT MONEY MARKET FUND - INSTITUTIONAL II SHARES

2003	$1.00	0.01	(0.01)	$1.00
2004(f)	$1.00	0.006(c)	(0.006)	$1.00
2005	$1.00	0.014	(0.014)	$1.00
2006	$1.00	0.033	(0.033)	$1.00
2007	$1.00	0.046	(0.046)	$1.00

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income ratios.

(c) Per share numbers have been calculated using the average shares method.

(d) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(e) Computed on an annualized basis.

(f) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

See Notes which are an integral part of the Financial Statements

	Ratios to Average Net Assets

Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)

0.93%	0.61%	0.93%	0.09%	$622,086
0.39%	0.61%	0.40%	0.32%	$148,182
1.07%	0.65%	1.06%	0.48%	$152,536
2.91%	0.79%	2.84%	0.23%	$117,863
4.42%	0.72%	4.33%	0.06%	$108,698

0.68%	0.86%	0.70%	0.09%	$18,011
0.22%	0.77%	0.22%	0.32%	$16,013
0.95%	0.76%	0.98%	0.37%	$19,603
2.88%	0.81%	2.79%	0.21%	$28,842
4.18%	0.96%	4.10%	0.0 7%	$27,794

0.33%	0.47%(e)	0.47%(e)	0.43%(e)	$288,113
1.23%	0.49%	1.24%	0.39%	$294,260
3.22%	0.49%	3.20%	0.29%	$337,038
4.66%	0.49%	4.57%	0.28%	$336,470

0.28%	0.54%(e)	0.40%(e)	0.36%(e)	$353,773
1.16%	0.56%	1.13%	0.32%	$383,305
3.10%	0.60%	3.05%	0.19%	$396,703
4.51%	0.63%	4.40%	0.14%	$382,644

1.02%	0.66%	1.03%	0.83%	$70,506
0.46%	0.65%	0.54%	0.26%	$649
1.19%	0.69%	1.23%	0.42%	$878
3.06%	0.82%	3.17%	0.20%	$5,504
4.53%	0.72%	4.67%	0.29%	$23,755

1.25%	0.43%	1.26%	0.56%	$1,232,568
0.69%	0.42%	0.69%	0.37%	$1,255,603
1.45%	0.43%	1.45%	0.43%	$1,210,017
3.45%	0.43%	3.41%	0.33%	$1,281,353
4.83%	0.45%	4.74%	0.31%	$1,420,028

1.18%	0.50%	1.17%	0.56%	$259,017
0.62%	0.48%	0.59%	0.38%	$1,434,300
1.38%	0.49%	1.31%	0.36%	$786,260
3.38%	0.50%	3.36%	0.26%	$849,308
4.74%	0.54%	4.63%	0.22%	$1,075,679

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

TAX-FREE MONEY MARKET FUND - CLASS A SHARES

2003	$1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004(c)	$1.00	0.004	--	0.004	(0.004)	--	(0.004)
2005	$1.00	0.009	--	0.009	(0.009)	--	(0.009)
2006	$1.00	0.020	--	0.020	(0.020)	--	(0.020)
2007	$1.00	0.027	--	0.027	(0.027)	--	(0.027)
TAX-FREE MONEY MARKET FUND - INSTITUTIONAL I SHARES

2003	$1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004(c)	$1.00	0.006	--	0.006	(0.006)	--	(0.006)
2005	$1.00	0.011	--	0.011	(0.011)	--	(0.011)
2006	$1.00	0.023	--	0.023	(0.023)	--	(0.023)
2007	$1.00	0.031	--	0.031	(0.031)	--	(0.031)
TAX-FREE MONEY MARKET FUND - INSTITUTIONAL II SHARES

2003	$1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004(c)	$1.00	0.005	--	0.005	(0.005)	--	(0.005)
2005	$1.00	0.011	--	0.011	(0.011)	--	(0.011)
2006	$1.00	0.022	--	0.022	(0.022)	--	(0.022)
2007	$1.00	0.030	--	0.030	(0.030)	--	(0.030)
MONEY MARKET FUND - CLASS A SHARES

2003	$1.00	0.01	--	0.01	(0.01)	(0.00)(d)	(0.01)
2004	$1.00	0.004	--	0.004	(0.004)	--	(0.004)
2005	$1.00	0.012	0.000(e)	0.012	(0.012)	--	(0.012)
2006	$1.00	0.030	--	0.030	(0.030)	--	(0.030)
2007	$1.00	0.046	--	0.046	(0.046)	--	(0.046)
MONEY MARKET FUND - CLASS A2 SHARES(f)

2003	$1.00	0.01	--	0.01	(0.01)	(0.00)(d)	(0.01)
2004	$1.00	0.005	--	0.005	(0.005)	--	(0.005)
2005	$1.00	0.013	0.000(e)	0.013	(0.013)	--	(0.013)
2006	$1.00	0.033	--	0.033	(0.033)	--	(0.033)
2007	$1.00	0.047	--	0.047	(0.047)	--	(0.047)
MONEY MARKET FUND - CLASS B SHARES

2004(g)	$1.00	0.001	--	0.001	(0.001)	--	(0.001)
2005	$1.00	0.009	0.000(e)	0.009	(0.009)	--	(0.009)
2006	$1.00	0.028	--	0.028	(0.028)	--	(0.028)
2007	$1.00	0.039	--	0.039	(0.039)	--	(0.039)
MONEY MARKET FUND - CLASS S SHARES

2003	$1.00	0.01	--	0.01	(0.01)	(0.00)(d)	(0.01)
2004	$1.00	0.002	--	0.002	(0.002)	--	(0.002)
2005	$1.00	0.010	0.000(e)	0.010	(0.010)	--	(0.010)
2006	$1.00	0.030	--	0.030	(0.030)	--	(0.030)
2007	$1.00	0.043	--	0.043	(0.043)	--	(0.043)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income ratios.

(c) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(d) Represents less than $0.01.

(e) Represents less than $0.001.

(f) Formerly Institutional Shares.

(g) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(h) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets

Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)

$1.00	0.77%	0.62%	0.77%	0.92%	$40,706
$1.00	0.40%	0.62%	0.40%	0.48%	$51,778
$1.00	0.89%	0.64%	0.89%	0.55%	$54,013
$1.00	1.99%	0.75%	1.97%	0.34%	$31,402
$1.00	2.78%	0.80%	2.72%	0.29%	$19,781

$1.00	1.00%	0.39%	0.99%	0.60%	$96,729
$1.00	0.62%	0.40%	0.62%	0.42%	$49,491
$1.00	1.14%	0.39%	1.13%	0.55%	$62,563
$1.00	2.36%	0.39%	2.32%	0.45%	$54,359
$1.00	3.19%	0.41%	3.13%	0.43%	$41,617

$1.00	0.93%	0.46%	0.92%	0.61%	$48,218
$1.00	0.55%	0.47%	0.54%	0.36%	$51,614
$1.00	1.07%	0.46%	1.05%	0.48%	$41,640
$1.00	2.25%	0.50%	2.23%	0.34%	$37,806
$1.00	3.04%	0.55%	2.98%	0.29%	$29,292

$1.00	0.92%	0.70%	0.92%	0.25%	$1,240,670
$1.00	0.41%	0.70%	0.41%	0.40%	$924,016
$1.00	1.16%	0.73%	1.13%	0.41%	$771,286
$1.00	3.06%	0.86%	3.01%	0.17%	$745,488
$1.00	4.72%	0.63%	4.62%	0.15%	$740,486

$1.00	1.02%	0.60%	0.99%	0.35%	$2,757
$1.00	0.51%	0.61%	0.50%	0.51%	$3,242
$1.00	1.29%	0.61%	1.43%	0.53%	$8,579
$1.00	3.33%	0.60%	3.29%	0.44%	$8,961
$1.00	4.83%	0.49%	4.85%	0.54%	$156,286

$1.00	0.07%	1.19%(h)	1.17%(h)	0.79%(h)	$226
$1.00	0.86%	1.02%	0.82%	0.62%	$171
$1.00	2.79%	1.08%	2.80%	0.37%	$183
$1.00	4.01%	1.34%	3.57%	0.16%	$116

$1.00	0.61%	1.00%	0.63%	0.20%	$81,002
$1.00	0.18%	0.94%	0.18%	0.24%	$53,238
$1.00	0.97%	0.92%	0.96%	0.22%	$47,094
$1.00	3.01%	0.91%	2.97%	0.13%	$45,691
$1.00	4.40%	0.93%	4.33%	0.10%	$61,091

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

MONEY MARKET FUND - INSTITUTIONAL I SHARES

2004(c)	$1.00	0.006	0.000(d)	0.006	(0.006)	--	(0.006)
2005	$1.00	0.015	0.000(d)	0.015	(0.015)	--	(0.015)
2006	$1.00	0.035	--	0.035	(0.035)	--	(0.035)
2007	$1.00	0.048	--	0.048	(0.048)	--	(0.048)
MONEY MARKET FUND - INSTITUTIONAL II SHARES

2004(c)	$1.00	0.004	--	0.004	(0.004)	--	(0.004)
2005	$1.00	0.014	0.000(d)	0.014	(0.014)	--	(0.014)
2006	$1.00	0.034	--	0.034	(0.034)	--	(0.034)
2007	$1.00	0.047	--	0.047	(0.047)	--	(0.047)
PRIME MONEY MARKET FUND - CORPORATE SHARES(f)

2003	$1.00	0.01	--	0.01	(0.01)	(0.000)(d)	(0.01)
2004	$1.00	0.007	--	0.007	(0.007)	--	(0.007)
2005	$1.00	0.015	(0.000)(d)	0.015	(0.015)	--	(0.015)
2006	$1.00	0.034	--	0.034	(0.034)	--	(0.034)
2007	$1.00	0.048	--	0.048	(0.048)	--	(0.048)
NEW YORK TAX-FREE MONEY MARKET FUND - CLASS A SHARES

2003	$1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004	$1.00	0.004	0.000(d)	0.004	(0.004)	--	(0.004)
2005	$1.00	0.009	0.000(d)	0.009	(0.009)	0.000(d)	(0.009)
2006	$1.00	0.020	--	0.020	(0.020)	--	(0.020)
2007	$1.00	0.028	--	0.028	(0.028)	--	(0.028)
NEW YORK TAX-FREE MONEY MARKET FUND - INSTITUTIONAL I SHARES

2004(c)	$1.00	0.002	0.000(d)	0.002	(0.002)	--	(0.002)
2005	$1.00	0.009	0.000(d)	0.009	(0.009)	0.000(d)	(0.009)
2006	$1.00	0.022	--	0.022	(0.022)	--	(0.022)
2007	$1.00	0.030	--	0.030	(0.030)	--	(0.030)
PENNSYLVANIA TAX-FREE MONEY MARKET FUND - CLASS A SHARES

2004(g)	$1.00	0.001	--	0.001	(0.001)	--	(0.001)
2005	$1.00	0.008	--	0.008	(0.008)	--	(0.008)
2006	$1.00	0.019	--	0.019	(0.019)	--	(0.019)
2007	$1.00	0.028	--	0.028	(0.028)	--	(0.028)
PENNSYLVANIA TAX-FREE MONEY MARKET FUND - INSTITUTIONAL I SHARES

2003	$1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004(h)	$1.00	0.004	--	0.004	(0.004)	--	(0.004)
2005	$1.00	0.010	--	0.010	(0.010)	--	(0.010)
2006	$1.00	0.022	--	0.022	(0.022)	--	(0.022)
2007	$1.00	0.030	--	0.030	(0.030)	--	(0.030)
PENNSYLVANIA TAX-FREE MONEY MARKET FUND - INSTITUTIONAL II SHARES

2003	$1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004(h)	$1.00	0.004	--	0.004	(0.004)	--	(0.004)
2005	$1.00	0.010	--	0.010	(0.010)	--	(0.010)
2006	$1.00	0.021	--	0.021	(0.021)	--	(0.021)
2007	$1.00	0.029	--	0.029	(0.029)	--	(0.029)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(b) This expense decrease is reflected in both the net expense and net investment income ratios.

(c) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(d) Represents less than $0.001.

(e) Computed on an annualized basis.

(f) Formerly Institutional Shares.

(g) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

(h) Beginning with the year ended April 30, 2004, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets

Net Asset Value, end of period	Total Return(a)	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)

$1.00	0.48%	0.42%(e)	0.69%(e)	0.51%(e)	$698,792
$1.00	1.48%	0.41%	1.48%	0.47%	$563,829
$1.00	3.52%	0.41%	3.46%	0.38%	$508,399
$1.00	4.92%	0.43%	4.82%	0.35%	$502,907

$1.00	0.43%	0.49%(e)	0.62%(e)	0.44%(e)	$359,579
$1.00	1.41%	0.48%	1.41%	0.40%	$326,475
$1.00	3.43%	0.50%	3.48%	0.29%	$550,498
$1.00	4.82%	0.53%	4.73%	0.25%	$555,422

$1.00	1.21%	0.40%	1.20%	0.30%	$248,812
$1.00	0.68%	0.42%	0.66%	0.63%	$249,771
$1.00	1.48%	0.42%	1.48%	0.72%	$308,968
$1.00	3.49%	0.43%	3.44%	0.60%	$313,897
$1.00	4.94%	0.40%	4.83%	0.63%	$349,459

$1.00	0.86%	0.61%	0.86%	0.09%	$191,859
$1.00	0.43%	0.63%	0.44%	0.39%	$127,463
$1.00	0.90%	0.64%	0.88%	0.54%	$116,150
$1.00	2.04%	0.71%	2.02%	0.35%	$98,113
$1.00	2.86%	0.72%	2.81%	0.12%	$80,685

$1.00	0.23%	0.64%(e)	0.41%(e)	0.26%(e)	$35,853
$1.00	0.92%	0.62%	0.89%	0.31%	$27,306
$1.00	2.24%	0.52%	2.22%	0.33%	$27,958
$1.00	3.08%	0.50%	3.02%	0.35%	$30,767

$1.00	0.13%	0.82%(e)	0.26%(e)	0.93%(e)	$222
$1.00	0.79%	0.77%	0.86%	0.97%	$832
$1.00	1.96%	0.80%	1.94%	0.62%	$663
$1.00	2.81%	0.77%	2.83%	0.64%	$3,817

$1.00	0.86%	0.58%	0.88%	0.43%	$13,453
$1.00	0.45%	0.59%	0.44%	0.65%	$15,361
$1.00	0.96%	0.59%	0.95%	0.88%	$20,758
$1.00	2.20%	0.58%	2.22%	0.60%	$29,677
$1.00	3.03%	0.57%	2.96%	0.59%	$15,343

$1.00	0.86%	0.58%	0.83%	0.73%	$3,439
$1.00	0.44%	0.53%	0.54%	0.72%	$671
$1.00	0.96%	0.59%	1.02%	0.88%	$1,894
$1.00	2.17%	0.58%	2.12%	0.57%	$1,020
$1.00	2.97%	0.65%	2.90%	0.50%	$931

NOTES TO FINANCIAL STATEMENTS

MTB Group of Funds
April 30, 2007

1. ORGANIZATION

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios, 7 of which are presented herein (individually referred to as the “Fund” or collectively as the “Funds”). The remaining 29 funds (5 of which are only made available to variable annuity contracts) are presented in separate reports.

MTB Fund	Investment Objectives

MTB U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)(d)	To seek current income with liquidity and stability of principal.
MTB U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)(d)	To seek current income and provide liquidity and security of principal.
MTB Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)(d)	To seek to maximize current income exempt from federal income tax and providing liquidity and stability of principal.
MTB Money Market Fund (“Money Market Fund”)(d)	To seek current income with liquidity and stability of principal.
MTB Prime Money Market Fund (“Prime Money Market Fund”)(d)	To seek current income with liquidity and stability of principal.
MTB New York Tax-Free Money Market Fund (“New York Tax-Free Money Market Fund”)(d)	To seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.
MTB Pennsylvania Tax-Free Money Market Fund (“Pennsylvania Tax-Free Money Market Fund”)(d)	To seek to maximize current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and security of principal.

(d) Diversified

The Trust offers 8 classes of shares: Class A Shares, Class A2 Shares (formerly Institutional Shares for the Money Market Fund), Class B Shares, Class C Shares, Class S Shares, Corporate Shares (formerly Institutional Shares for the Prime Money Market Fund), Institutional I Shares and Institutional II Shares. All Funds do not offer all classes. All shares of the Funds have equal rights with respect to voting, except on class-specific matters.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation - The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements - It is each Fund’s policy to require the other party to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

Investment Income, Gains and Losses, Expenses and Distributions - Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. All Funds except Prime Money Market Fund offer multiple classes of shares. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization - All premiums and discounts are amortized/accreted.

Federal Taxes - It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary.

When-Issued and Delayed Delivery Transactions - The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

		U.S. Treasury Money Market Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	1,240,166,055	$1,240,166,055	1,242,119,280	$1,242,119,280
Shares issued to shareholders in payment of distributions declared	2,594,209	2,594,209	1,882,293	1,882,293
Shares redeemed	(1,251,930,799)	(1,251,930,799)	(1,278,683,556)	(1,278,683,556)

Net change resulting from Class A Share transactions	(9,170,535)	$(9,170,535)	(34,681,983)	$(34,681,983)

Class S Shares

Shares sold	169,414,700	$169,414,700	272,495,970	$272,495,970
Shares redeemed	(170,460,770)	(170,460,770)	(263,255,224)	(263,255,224)

Net change resulting from Class S Share transactions	(1,046,070)	$(1,046,070)	9,240,746	$9,240,746

Institutional I Shares

Shares sold	785,647,762	$785,647,762	613,520,674	$613,520,674
Shares issued to shareholders in payment of distributions declared	3,902	3,902	32,458	32,458
Shares redeemed	(786,184,387)	(786,184,387)	(570,780,826)	(570,780,826)

Net change resulting from Institutional I Share transactions	(532,723)	$(532,723)	42,772,306	$42,772,306

Institutional II Shares

Shares sold	1,015,867,896	$1,015,867,896	1,253,302,984	$1,253,302,984
Shares redeemed	(1,029,943,756)	(1,029,943,756)	(1,239,914,659)	(1,239,914,659)

Net change resulting from Institutional II Share transactions	(14,075,860)	$(14,075,860)	13,388,325	$13,388,325

Net change resulting from share transactions	(24,825,188)	$(24,825,188)	30,719,394	$30,719,394

	U.S. Government Money Market Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	108,502,781	$108,502,781	29,593,475	$29,593,475
Shares issued to shareholders in payment of distributions declared	268,646	268,646	62,243	62,243
Shares redeemed	(90,521,954)	(90,521,954)	(25,029,405)	(25,029,405)

Net change resulting from Class A Share transactions	18,249,473	$18,249,473	4,626,313	$4,626,313

Institutional I Shares

Shares sold	1,942,640,895	$1,942,640,895	2,214,022,397	$2,214,022,397
Shares redeemed	(1,803,931,084)	(1,803,931,084)	(2,142,709,615)	(2,142,709,615)

Net change resulting from Institutional I Share transactions	138,709,811	$138,709,811	71,312,782	$71,312,782

Institutional II Shares

Shares sold	2,934,355,966	$2,934,355,966	2,267,632,081	$2,267,632,081
Shares redeemed	(2,708,017,195)	(2,708,017,195)	(2,204,560,288)	(2,204,560,288)

Net change resulting from Institutional II Share transactions	226,338,771	$226,338,771	63,071,793	$63,071,793

Net change resulting from share transactions	383,298,055	$383,298,055	139,010,888	$139,010,888

	Tax-Free Money Market Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	49,573,130	$49,573,130	161,669,552	$161,669,552
Shares issued to shareholders in payment of distributions declared	606,933	606,933	885,821	885,821
Shares redeemed	(61,797,876)	(61,797,876)	(185,171,830)	(185,171,830)

Net change resulting from Class A Share transactions	(11,617,813)	$(11,617,813)	(22,616,457)	$(22,616,457)

Institutional I Shares

Shares sold	154,626,462	$154,626,462	163,981,411	$163,981,411
Shares redeemed	(167,363,822)	(167,363,822)	(172,190,213)	(172,190,213)

Net change resulting from Institutional I Share transactions	(12,737,360)	$(12,737,360)	(8,208,802)	$(8,208,802)

Institutional II Shares

Shares sold	77,079,955	$77,079,955	88,033,061	$88,033,061
Shares issued to shareholders in payment of distributions declared	--	--	1,346	1,346
Shares redeemed	(85,588,401)	(85,588,401)	(91,872,321)	(91,872,321)

Net change resulting from Institutional II Share transactions	(8,508,446)	$(8,508,446)	(3,837,914)	$(3,837,914)

Net change resulting from share transactions	(32,863,619)	$(32,863,619)	(34,663,173)	$(34,663,173)

	Money Market Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	3,571,582,973	$3,571,582,973	4,079,192,785	$4,079,192,785
Shares issued to shareholders in payment of distributions declared	23,534,819	23,534,819	14,925,641	14,925,641
Shares redeemed	(3,600,109,712)	(3,600,109,712)	(4,119,923,328)	(4,119,923,328)

Net change resulting from Class A Share transactions	(4,991,920)	$(4,991,920)	(25,804,902)	$(25,804,902)

Class A2 Shares*

Shares sold	296,164,308	$296,164,308	65,747,455	$65,747,455
Shares issued to shareholders in payment of distributions declared	3,076,281	3,076,281	200,829	200,829
Shares redeemed	(151,901,097)	(151,901,097)	(65,570,505)	(65,570,505)

Net change resulting from Class A2 Share transactions	147,339,492	$147,339,492	377,779	$377,779

Class B Shares

Shares sold	178,193	$178,193	16,140	$16,140
Shares issued to shareholders in payment of distributions declared	6,675	6,675	5,248	5,248
Shares redeemed	(251,485)	(251,485)	(8,854)	(8,854)

Net change resulting from Class B Share transactions	(66,617)	$(66,617)	12,534	$12,534

Class S Shares

Shares sold	611,448,987	$611,448,987	533,845,802	$533,845,802
Shares issued to shareholders in payment of distributions declared	484	484	321	321
Shares redeemed	(596,059,654)	(596,059,654)	(535,257,018)	(535,257,018)

Net change resulting from Class S Share transactions	15,389,817	$15,389,817	(1,410,895)	$(1,410,895)

Institutional I Shares

Shares sold	1,051,140,449	$1,051,140,449	1,187,782,579	$1,187,782,579
Shares issued to shareholders in payment of distributions declared	935,394	935,394	862,041	862,041
Shares redeemed	(1,057,583,222)	(1,057,583,222)	(1,244,082,999)	(1,244,082,999)

Net change resulting from Institutional I Share transactions	(5,507,379)	$(5,507,379)	(55,438,379)	$(55,438,379)

Institutional II Shares

Shares sold	1,665,241,294	$1,665,241,294	1,438,863,838	$1,438,863,838
Shares issued to shareholders in payment of distributions declared	990	990	945	945
Shares redeemed	(1,660,323,382)	(1,660,323,382)	(1,214,816,916)	(1,214,816,916)

Net change resulting from Institutional II Share transactions	4,918,902	$4,918,902	224,047,867	$224,047,867

Net change resulting from share transactions	157,082,295	$157,082,295	141,784,004	$141,784,004

* Effective July 1, 2006, the Institutional Shares of the Money Market Fund were renamed Class A2 Shares.

	Prime Money Market Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Corporate Shares**

Shares sold	1,543,871,714	$1,543,871,714	1,504,012,435	$1,504,012,435
Shares issued to shareholders in payment of distributions declared	5,372,163	5,372,163	3,575,414	3,575,414
Shares redeemed	(1,513,685,646)	(1,513,685,646)	(1,502,659,693)	(1,502,659,693)

Net change resulting from share transactions	35,558,231	$35,558,231	4,928,156	$4,928,156

	New York Tax-Free Money Market Fund

	Year Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	249,106,966	$249,106,966	250,829,647	$250,829,647
Shares issued to shareholders in payment of distributions declared	2,141,948	2,141,948	1,648,523	1,648,523
Shares redeemed	(268,667,921)	(268,667,921)	(270,524,277)	(270,524,277)

Net change resulting from Class A Share transactions	(17,419,007)	$(17,419,007)	(18,046,107)	$(18,046,107)

Institutional I Shares

Shares sold	102,216,963	$102,216,963	88,276,869	$88,276,869
Shares issued to shareholders in payment of distributions declared	9,800	9,800	--	--
Shares redeemed	(99,414,140)	(99,414,140)	(87,629,982)	(87,629,982)

Net change resulting from Institutional I Share transactions	2,812,623	$2,812,623	646,887	$646,887

Net change resulting from share transactions	(14,606,384)	$(14,606,384)	(17,399,220)	$(17,399,220)

	Pennsylvania Tax-Free Money Market Fund

	Period Ended 4/30/2007		Year Ended 4/30/2006

	Shares	Amount	Shares	Amount

Class A Shares

Shares sold	14,946,284	$14,946,284	4,513,370	$4,513,370
Shares issued to shareholders in payment of distributions declared	55,718	55,718	14,162	14,162
Shares redeemed	(11,847,107)	(11,847,107)	(4,697,262)	(4,697,262)

Net change resulting from Class A Share transactions	3,154,895	$3,154,895	(169,730)	$(169,730)

Institutional I Shares

Shares sold	76,324,001	$76,324,001	77,851,205	$77,851,205
Shares issued to shareholders in payment of distributions declared	16,421	16,421	21,622	21,622
Shares redeemed	(90,671,580)	(90,671,580)	(68,956,563)	(68,956,563)

Net change resulting from Institutional I Share transactions	(14,331,158)	$(14,331,158)	8,916,264	$8,916,264

Institutional II Shares

Shares sold	7,211,961	$7,211,961	4,254,733	$4,254,733
Shares redeemed	(7,300,741)	(7,300,741)	(5,128,929)	(5,128,929)

Net change resulting from Institutional II Share transactions	(88,780)	$(88,780)	(874,196)	$(874,196)

Net change resulting from share transactions	(11,265,043)	$(11,265,043)	7,872,338	$7,872,338

** Effective August 31, 2006, the Institutional Shares of the Prime Money Market Fund were renamed Corporate Shares.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to a reclass of short term gain/loss and dividend redesignation. For the year ended April 30, 2007, permanent differences identified and reclassified among the components of net assets for the Pennsylvania Tax-Free Money Market Fund were as follows:

Increase (Decrease)

Undistributed Net Investment Income	Accumulated Net Realized Gains

$(27)	$27

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2007 and 2006 was as follows:

	2007	2006

Fund	Ordinary Income*	Ordinary Income*

U.S. Treasury Money Market Fund	$ 39,129,837	$ 25,854,981
U.S. Government Money Market Fund	116,732,747	75,570,624
Tax-Free Money Market Fund	3,589,397**	3,156,110***
Money Market Fund	92,434,768	59,442,839
Prime Money Market Fund	14,901,873	10,544,612
New York Tax-Free Money Market Fund	3,615,125**	2,745,605***
Pennsylvania Tax-Free Money Market Fund	829,803**	647,422***

* For tax purposes short-term capital gain distributions are considered ordinary income distributions.

** Included in this amount is tax exempt income of $3,589,397, $3,615,125 and $828,870 for Tax-Free Money Market Fund, New York Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund, respectively.

*** Included in this amount is tax exempt income of $3,156,110, $2,745,605 and $647,422 for Tax-Free Money Market Fund, New York Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund, respectively.

As of April 30, 2007, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed (Distributions in Excess of) Ordinary Income	Capital Loss Carryforward

U.S. Treasury Money Market Fund	$ 4,919	$ (33)
U.S. Government Money Market Fund	(2,565)	--
Tax-Free Money Market Fund	102 *	(1,445)
Money Market Fund	6,335	(11,291)
Prime Money Market Fund	4,699	(2,927)
New York Tax-Free Money Market Fund	901 *	(340)
Pennsylvania Tax-Free Money Market Fund	56 *	--

* Included in this amount is tax exempt income of $102, $901 and $56 for Tax-Free Money Market Fund, New York Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund, respectively.

For federal income tax purposes, the following amounts apply as of April 30, 2007:

Fund	Cost of Investments

U.S. Treasury Money Market Fund	$857,042,228
U.S. Government Money Market Fund	2,528,018,480
Tax-Free Money Market Fund	90,210,466
Money Market Fund	2,020,055,020
Prime Money Market Fund	350,092,057
New York Tax-Free Money Market Fund	110,997,053
Pennsylvania Tax-Free Money Market Fund	20,195,587

At April 30, 2007, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Carryforward to Expire in				Total Capital Loss Carryforwards
Fund	2008	2010	2011	2014

U.S. Treasury Money Market Fund	$ --	$ --	$ --	$ 33	$ 33
Tax-Free Money Market Fund	875	570	--	--	1,445
Money Market Fund	--	--	11,291	--	11,291
Prime Money Market Fund	--	--	2,750	177	2,927
New York Tax-Free Money Market Fund	--	--	--	340	340

The Pennsylvania Tax-Free Money Market Fund used capital loss carryforwards of $27 to offset taxable capital gains realized during the year ended April 30, 2007.

5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee - MTB Investment Advisors, Inc. (the “Advisor”), receives for its services an annual investment advisor fee equal to 0.40% of each Fund’s average daily net assets. The Advisor may voluntarily choose to waive any portion of its fee. The Advisor can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee - Federated Services Company (FServ) and M&T Securities, Inc. (M&T Securities) serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services were provided for an aggregate annual fee as specified below:

Fees payable to FServ:

Administrative Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds

0.04%	on the first $2 billion
0.03%	on the next $2 billion
0.02%	on the next $3 billion
0.0125%	on the next $3 billion
0.01%	on assets in excess of $10 billion

Fees payable to M&T Securities:

Administrative Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds

0.04%	on the first $5 billion
0.03%	on the next $2 billion
0.0175%	on the next $3 billion
0.015%	on assets in excess of $10 billion

FServ and M&T Securities may each voluntarily choose to waive any portion of its fee. FServ and M&T Securities can each modify or terminate its voluntary waiver at any time at its sole discretion.

Distribution Services Fee - The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds, except U.S. Treasury Money Market Fund’s Class A Shares, Money Market Fund’s Class A Shares and New York Tax-Free Money Market Fund’s Class A Shares, to pay fees to financial intermediaries, which may be paid through Edgewood Securities, Inc. (Edgewood), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds for Class A Shares, Class A2 Shares, Class S Shares, Corporate Shares and Institutional II Shares and up to 0.75% of the average daily net assets of the Funds for Class B Shares, for the sale, distribution, administration, customer servicing and recordkeeping of these Shares.

The Funds may waive or reduce the maximum amount of Distribution Services Fees it pays from time to time in its sole discretion. In addition, a financial intermediary (including Edgewood) may waive or reduce any fees to which they are entitled. For the year ended April 30, 2007, Edgewood did not retain any fees paid by the Funds.

Edgewood is a wholly-owned subsidiary of Federated Investors, Inc.

Sales Charges - Class B Shares may be subject to a contingent deferred sales charge (CDSC). The redemption proceeds with respect to Class B Shares may be reduced by the CDSC. The CDSC decreases the longer Class B Shares are held. Class B Shares convert to Class A Shares (which pay lower ongoing expenses) eight years after purchase. This is a non-taxable event.

Shareholder Services Fee - Pursuant to a Shareholder Services Plan adopted by the Funds and administered by FServ, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A Shares, Class A2 Shares, Class B Shares, Class S Shares, Corporate Shares and Institutional I Shares to financial intermediaries (which may include the Distributor, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T Securities has entered into a Shareholder Services Agreement with FServ under the Shareholder Services Plan and is entitled to receive up to 0.25% of the average daily net assets of each Fund’s Shares. The Funds may waive, reimburse or reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T Securities) may waive, reimburse or reduce any fees to which they are entitled. For the year ended April 30, 2007, M&T Securities reimbursed shareholder services fees of $21,132, $391,673 and $11,459, respectively for Class A Shares of U.S. Treasury Money Market Fund, Money Market Fund and New York Tax-Free Money Market Fund. For the year ended April 30, 2007, M&T Securities or an affiliate retained a portion of the fees paid by the Funds which are listed in the chart below.

Fund	Shareholder Services Fee Retained

U.S. Treasury Money Market Fund	$361,666
U.S. Government Money Market Fund	29,408
Tax-Free Money Market Fund	55,279
Money Market Fund	1,639,034
Prime Money Market Fund	132,331
New York Tax-Free Money Market Fund	217,706
Pennsylvania Tax-Free Money Market Fund	565

General - Certain of the Officers of the Trust are Officers of the above companies that provide services to the Funds.

6. CONCENTRATION OF CREDIT RISK

Since New York Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2007, 73.6% of the New York Tax-Free Money Market Fund’s and 78.2% of the Pennsylvania Tax-Free Money Market Fund’s respective portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of the total market value of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 11.3% for New York Tax-Free Money Market Fund and 10.3% for Pennsylvania Tax-Free Money Market Fund.

7. LINE OF CREDIT

The Funds participate in a $10,000,000 unsecured, committed revolving line of credit (LOC) agreement with State Street Bank & Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Funds did not utilize the LOC during the year ended April 30, 2007.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund’s last NAV calculation in the first required financial statement reporting period. As a result, the Funds will adopt FIN 48 no later than October 31, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

9. FEDERAL TAX INFORMATION (UNAUDITED)

At April 30, 2007, the following percentages represent the portion of distributions from net investment income, which are exempt from federal income tax, other than alternative minimum tax:

Fund
Tax-Free Money Market Fund	100.0%
New York Tax-Free Money Market Fund	100.0%
Pennsylvania Tax-Free Money Market Fund	99.89%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
MTB Group of Funds

We have audited the accompanying statements of assets and liabilities of MTB U.S. Treasury Money Market Fund, MTB U.S. Government Money Market Fund, MTB Tax-Free Money Market Fund, MTB Money Market Fund, MTB Prime Money Market Fund, MTB New York Tax-Free Money Market Fund and MTB Pennsylvania Tax-Free Money Market Fund, seven of the Funds constituting the MTB Group of Funds, (the “Funds”) including the portfolios of investments, as of April 30, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented for the period ended April 30, 2003 for MTB U.S. Government Money Market Fund, MTB Tax-Free Money Market Fund and MTB Pennsylvania Tax-Free Money Market Fund were audited by other auditors whose report, dated June 16, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above listed Funds of the MTB Group of Funds at April 30, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
June 18, 2007

BOARD OF TRUSTEES AND TRUST OFFICERS

The following tables give information about each Board member and the senior officers of the Trust. The tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). The Trust is comprised of 36 funds and is the only investment company in the Fund Complex. Unless otherwise noted, each Board member oversees all portfolios of the Trust and serves for an indefinite term. The Trust’s Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge and upon request, by calling 1-800-836-2211.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Mark J. Czarnecki† Manufacturers and Traders Trust Company One M&T Plaza Buffalo, NY 14203 Birth date: November 3, 1955 TRUSTEE Began serving: August 2000	Principal Occupations: Executive Vice President, M&T Bank Holding Corp. (bank holding company). Other Directorships Held: None

†Mark J. Czarnecki is “interested” due to positions he holds with M&T Bank, the parent of the Funds’ advisor.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Joseph J. Castiglia Roycroft Campus 21 South Grove Street, Suite 291 East Aurora, NY 14052 Birth date: July 20, 1934 CHAIRMAN AND TRUSTEE Began serving: February 1988

Principal Occupations: Chairman, Community Foundation for Greater Buffalo; Chairman, Buffalo Olmsted Parks Conservancy.

Other Directorships Held: The Energy East Corp.; Community Foundation for Greater Buffalo.

Previous Positions: President, Chief Executive Officer and Vice Chairman, Pratt & Lambert United, Inc. (manufacturer of paint and chemical specialties).

John S. Cramer 299 Beacon Drive Harrisburg, PA 17112 Birth date: February 22, 1942 TRUSTEE Began serving: December 2000

Principal Occupation: Senior Consultant, Yaffe & Co., Inc. (health care company) since February 2006.

Other Directorships Held: None

Previous Positions: President Emeritus, Pinnacle Health Systems (health care).

Daniel R. Gernatt, Jr. 13870 Taylor Hollow Road Collins, NY 14034 Birth date: July 14, 1940 TRUSTEE Began serving: February 1988	Principal Occupations: CEO and CFO, Gernatt Asphalt Products, Inc.; President, Dan Gernatt Gravel Products, Inc.; President, Country Side Sand & Gravel, Inc. Other Directorships Held: None

William H. Cowie, Jr. 1408 Ruxton Road Baltimore, MD 21204 Birth date: January 24, 1931 TRUSTEE Began serving: September 2003	Principal Occupation: Retired. Other Directorships Held: None Previous Position: Vice Chairman of Signet Banking Corp.

Richard B. Seidel 770 Hedges Lane Strafford, PA 19087 Birth date: April 20, 1941 TRUSTEE Began serving: September 2003	Principal Occupations: Chairman and Director (since 1995) of Girard Partners (NASD registered Broker/Dealer and SEC Registered Investment Advisory Firm). Other Directorships Held: None

Dr. Marguerite D. Hambleton 62 LaNoche Court Buffalo, NY 14221 Birth date: February 19, 1943 TRUSTEE Began serving: September 2005

Principal Occupation: Retired.

Previous Position: President and CEO of AAA Western and Central New York.

Other Directorships Held: Chairman, Federal Reserve Board (Buffalo Branch); Board Member, Western New York Public Broadcasting; Trustee, Canisius College.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions

Charles L. Davis Federated Investors Tower Pittsburgh, PA Birth date: March 23, 1960 CHIEF EXECUTIVE OFFICER Began serving: December 2002

Principal Occupations: Director of Mutual Fund Services, Federated Services Company; Senior Vice President, Federated Securities Corp.; President, Edgewood Services, Inc.; and President, Southpointe Distribution Services, Inc.

Previous Positions: Director of Sales Administration, Federated Securities Corp.; Director of Business Development, Federated Services Company; Business Manager, Mutual Fund Services, Federated Servces Company; Director of Investor Relations, MNC Financial, Inc.; and Vice President, Maryland National Bank.

Carl W. Jordan One M&T Plaza Buffalo, NY Birth date: January 2, 1955 PRESIDENT Began serving: May 2001	Principal Occupations: Senior Vice President, M&T Bank, 2001-Present; Administrative Vice President, M&T Bank, 1995-2001.

Todd E. Richards 100 East Pratt Street Baltimore, MD Birth date: August 5, 1948 VICE PRESIDENT Began serving: March 2006	Principal Occupations: Vice President, M&T Bank, 2000-Present; Vice President, Director of Mutual Fund Services, M&T Securities, since January 2006. Previous Position: President, Keystone Brokerage.

Philip Carbone 100 East Pratt Street, 15th floor Baltimore, MD Birth date: July 27, 1954 VICE PRESIDENT Began serving: September 2003	Principal Occupations: Vice President, Director of Distribution for Proprietary Products, M&T Securities, since 2003; Manager, Vision Shareholder Services and Discount Brokerage, 1998-2002.

Scot A. Millen 100 East Pratt Street, 15th floor Baltimore, MD Birth date: February 22, 1969 VICE PRESIDENT Began serving: September 2003	Principal Occupations: Vice President, Product Manager, M&T Securities, since 2002; Executive Associate, M&T Investment Group, 2001-2002; Summer Associate, M&T Investment Group, 2000.

Judy Mackin Federated Investors Tower Pittsburgh, PA Birth date: May 30, 1960 VICE PRESIDENT AND ASSISTANT TREASURER Began serving: March 2005	Principal Occupation: Vice President, Mutual Fund Services Division, Federated Services Company.

Richard N. Paddock Federated Investors Tower Pittsburgh, PA Birth date: October 25, 1963 TREASURER, PRINCIPAL FINANCIAL OFFICER Began serving: January 2006	Principal Occupation: Vice President, Federated Administrative Services.

Thomas R. Rus 100 East Pratt Street, 17th floor Baltimore, MD Birth date: October 11, 1959 CHIEF COMPLIANCE OFFICER Began serving: September 2004

Principal Occupation: Chief Compliance Officer, MTB Group of Funds, MTB Investment Advisors, Inc. and Zirkin-Cutler Investments, Inc.

Previous Positions: Vice President and Associate Counsel, M&T Bank 2003-2004; Vice President and Trust Counsel, Allfirst Financial, Inc., 1995-2003.

Steven A. Friedman Federated Investors Tower Pittsburgh, PA Birth date: May 12, 1950 AML COMPLIANCE OFFICER Began serving: December 2002

Principal Occupation: Compliance Officer, Federated Services Company, Federated Securities Corp. and Edgewood Services, Inc.

Previous Positions: Senior Vice President, Compliance Officer and Bank Secrecy Act Officer, Parkvale Bank.

C. Grant Anderson Federated Investors Tower Pittsburgh, PA Birth date: November 6, 1940 SECRETARY Began serving: December 2000

Principal Occupation: Counsel, Reed Smith LLP (since October 2002).

Previous Positions: Corporate Counsel, Federated Investors, Inc.; Vice President, Federated Services Company (prior to October 2002).

Gail C. Jones Federated Investors Tower Pittsburgh, PA Birth date: October 26, 1953 ASSISTANT SECRETARY Began serving: June 2005

Principal Occupation: Counsel, Reed Smith LLP (since October 2002).

Previous Positions: Corporate Counsel (January 1997 to September 2002) and Vice President (January 1999 to September 2002) of Federated Services Company.

Shares of the MTB Group of Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the MTB Funds website. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link to Form N-PX. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Funds & Performance” section of the MTB Funds website at www.mtbfunds.com by clicking “Fund Holdings” and selecting the name of the Fund.

[Logo of MTB Group of Funds]

Investment Advisor

MTB Investment Advisors, Inc.
100 E. Pratt Street
17th Floor
Baltimore, MD 21202

Distributor

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Transfer Agent and Dividend
Disbursing Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

Custodian and Fund Accountant

State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

Independent Registered Public
Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

We are pleased to send you this Annual Report of MTB Group of Funds. The Annual Report contains important information about your investments in MTB Group of Funds.
Since we are required by law to send a Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Annual Report.

33049 (6/07)

1-800-836-2211 / mtbfunds.com

MTB FUNDS
100 EAST PRATT STREET, 15th FLOOR
BALTIMORE, MD 21202

MTB-SAR-000-0607

ITEM 2.     CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is
"independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Joseph J. Castiglia, William H. Cowie, Jr., John S.
Cramer, and Richard B. Seidel.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)         Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $520,500

                  Fiscal year ended 2006 - $494,500

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $11,000,
      respectively.  Fiscal Year Ended 2006 - Issuance of audit consents for N-
      1A and N-14 filings.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0,
      respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0,
      respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-
approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

      (1)         The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment
                  adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
      (2)         Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the
                  registrant  at the time of the engagement to be non-audit
                  services; and
      (3)         Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

                  Fiscal year ended 2007 - 0%

                  Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

                  Fiscal year ended 2007 - 0%

                  Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

                  Fiscal year ended 2007 - 0%

                  Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

                  Fiscal year ended 2007 - $174,000

                  Fiscal year ended 2006 - $1,444,380

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            No Changes to Report

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  MTB GROUP OF FUNDS

BY          /S/ RICHARD N. PADDOCK
            RICHARD N. PADDOCK
            PRINCIPAL FINANCIAL OFFICER

DATE        JUNE 20, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ CHARLES L. DAVIS, JR.
            CHARLES L. DAVIS, JR.
            PRINCIPAL EXECUTIVE OFFICER

DATE        JUNE 20, 2007

BY          /S/ RICHARD N. PADDOCK
            RICHARD N. PADDOCK
            PRINCIPAL FINANCIAL OFFICER

DATE        JUNE 20, 2007